UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
JPMorgan Chase & Co.	3.4
Bank of America Corp.	2.6
Wells Fargo & Co.	2.2
Johnson & Johnson	2.2
UnitedHealth Group, Inc.	2.1
Danaher Corp.	2.0
Exxon Mobil Corp.	1.9
The Walt Disney Co.	1.9
Comcast Corp. Class A	1.8
Procter & Gamble Co.	1.8
21.9

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Financials	19.6
Health Care	17.9
Industrials	11.2
Information Technology	10.1
Communication Services	8.4

Asset Allocation (% of fund's net assets)

As of June 30, 2021 *
Stocks	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 17.4%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	558,670	$16,078,523
Verizon Communications, Inc.	616,760	34,557,063
		50,635,586
Entertainment - 1.9%
The Walt Disney Co. (a)	671,597	118,046,605
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	30,788	75,177,831
Media - 3.2%
Comcast Corp. Class A	1,927,833	109,925,038
Interpublic Group of Companies, Inc.	1,417,273	46,047,200
Shaw Communications, Inc. Class B	543,900	15,756,251
WPP PLC	2,261,200	30,566,598
		202,295,087
Wireless Telecommunication Services - 1.3%
Rogers Communications, Inc. Class B (non-vtg.)	116,700	6,204,042
T-Mobile U.S., Inc.	495,818	71,809,321
		78,013,363

TOTAL COMMUNICATION SERVICES		524,168,472

CONSUMER DISCRETIONARY - 6.4%
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	303,880	70,193,241
Household Durables - 0.5%
Tempur Sealy International, Inc.	824,100	32,296,479
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	234,698	16,478,147
Leisure Products - 0.3%
Allstar Co-Invest Blocker LP (a)(b)	59,309	15,390,092
Multiline Retail - 1.5%
Kohl's Corp.	594,600	32,768,406
Nordstrom, Inc. (a)	367,500	13,439,475
Target Corp.	208,608	50,428,898
		96,636,779
Specialty Retail - 1.9%
Best Buy Co., Inc.	169,900	19,535,102
Burlington Stores, Inc. (a)	97,878	31,515,737
Dick's Sporting Goods, Inc.	175,700	17,603,383
Lowe's Companies, Inc.	84,872	16,462,622
The Home Depot, Inc.	50,107	15,978,621
TJX Companies, Inc.	233,274	15,727,333
		116,822,798
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp. (a)	171,500	18,451,685
Tapestry, Inc. (a)	740,900	32,214,332
		50,666,017

TOTAL CONSUMER DISCRETIONARY		398,483,553

CONSUMER STAPLES - 7.8%
Beverages - 2.2%
Diageo PLC	649,000	31,105,615
Keurig Dr. Pepper, Inc.	1,154,948	40,700,368
The Coca-Cola Co.	1,180,846	63,895,577
		135,701,560
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	399,405	19,003,690
Costco Wholesale Corp.	64,100	25,362,447
Walmart, Inc.	534,845	75,423,842
		119,789,979
Food Products - 1.9%
Bunge Ltd.	211,900	16,559,985
Lamb Weston Holdings, Inc.	367,000	29,602,220
Mondelez International, Inc.	909,571	56,793,613
Nestle SA (Reg. S)	134,007	16,703,582
		119,659,400
Household Products - 1.8%
Procter & Gamble Co.	811,744	109,528,618

TOTAL CONSUMER STAPLES		484,679,557

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Canadian Natural Resources Ltd.	857,400	31,125,363
Chevron Corp.	39,549	4,142,362
ConocoPhillips Co.	528,404	32,179,804
Enterprise Products Partners LP	1,297,144	31,300,085
Exxon Mobil Corp.	1,904,066	120,108,483
Hess Corp.	249,600	21,795,072
Imperial Oil Ltd.	963,135	29,354,018
Phillips 66 Co.	400,700	34,388,074
Suncor Energy, Inc.	1,883,300	45,107,435
Thungela Resources Ltd. (a)(c)	50,370	138,657
Valero Energy Corp.	416,734	32,538,591
		382,177,944
FINANCIALS - 19.6%
Banks - 12.9%
Bank of America Corp.	4,042,009	166,652,031
Citigroup, Inc.	1,239,199	87,673,329
Huntington Bancshares, Inc.	2,603,370	37,150,090
JPMorgan Chase & Co.	1,378,675	214,439,106
M&T Bank Corp.	501,867	72,926,294
PNC Financial Services Group, Inc.	482,200	91,984,472
Wells Fargo & Co.	3,002,968	136,004,421
		806,829,743
Capital Markets - 1.6%
BlackRock, Inc. Class A	66,354	58,057,759
KKR & Co. LP	724,636	42,927,437
		100,985,196
Consumer Finance - 1.6%
Capital One Financial Corp.	622,516	96,297,000
Insurance - 3.5%
American Financial Group, Inc.	265,600	33,125,632
American International Group, Inc.	442,100	21,043,960
Chubb Ltd.	322,482	51,255,289
Hartford Financial Services Group, Inc.	455,200	28,208,744
Old Republic International Corp.	1,065,000	26,529,150
The Travelers Companies, Inc.	387,725	58,046,310
		218,209,085

TOTAL FINANCIALS		1,222,321,024

HEALTH CARE - 17.9%
Biotechnology - 2.6%
AbbVie, Inc.	680,939	76,700,969
Amgen, Inc.	354,175	86,330,156
		163,031,125
Health Care Equipment & Supplies - 2.0%
Danaher Corp.	463,768	124,456,780
Health Care Providers & Services - 3.0%
Cigna Corp.	233,209	55,286,858
UnitedHealth Group, Inc.	332,312	133,071,017
		188,357,875
Pharmaceuticals - 10.3%
AstraZeneca PLC (United Kingdom)	535,236	64,305,514
Bristol-Myers Squibb Co.	1,618,837	108,170,688
Eli Lilly & Co.	411,758	94,506,696
Johnson & Johnson	814,196	134,130,649
Merck & Co., Inc.	1,164,200	90,539,834
Roche Holding AG (participation certificate)	167,171	62,996,408
Sanofi SA	817,655	85,904,959
		640,554,748

TOTAL HEALTH CARE		1,116,400,528

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.1%
Huntington Ingalls Industries, Inc.	70,700	14,900,025
Northrop Grumman Corp.	142,801	51,898,167
The Boeing Co. (a)	275,400	65,974,824
		132,773,016
Air Freight & Logistics - 1.5%
Deutsche Post AG	452,669	30,828,895
United Parcel Service, Inc. Class B	303,214	63,059,416
		93,888,311
Building Products - 0.7%
Johnson Controls International PLC	675,000	46,325,250
Commercial Services & Supplies - 0.1%
Waste Connection, Inc. (Canada)	63,303	7,563,064
Electrical Equipment - 0.8%
AMETEK, Inc.	370,852	49,508,742
Industrial Conglomerates - 2.9%
General Electric Co.	5,724,962	77,057,989
Hitachi Ltd.	251,100	14,377,309
Roper Technologies, Inc.	118,294	55,621,839
Siemens AG	192,929	30,633,033
		177,690,170
Machinery - 2.1%
Crane Co.	149,600	13,818,552
Fortive Corp.	411,016	28,664,256
ITT, Inc.	370,852	33,966,335
Nordson Corp.	114,400	25,111,944
Otis Worldwide Corp.	334,176	27,325,572
		128,886,659
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	5,345	15,387,773
Road & Rail - 0.1%
Norfolk Southern Corp.	31,532	8,368,908
Trading Companies & Distributors - 0.3%
Watsco, Inc.	64,358	18,447,577
Transportation Infrastructure - 0.3%
Aena SME SA (a)(d)	124,300	20,383,861

TOTAL INDUSTRIALS		699,223,331

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,008,054	106,426,862
IT Services - 2.3%
Accenture PLC Class A	142,900	42,125,491
Amdocs Ltd.	682,533	52,800,753
Genpact Ltd.	705,700	32,059,951
Visa, Inc. Class A	67,442	15,769,288
		142,755,483
Semiconductors & Semiconductor Equipment - 2.7%
NXP Semiconductors NV	360,300	74,120,916
Qualcomm, Inc.	204,040	29,163,437
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	533,142	64,062,343
		167,346,696
Software - 1.9%
Microsoft Corp.	292,950	79,360,155
NortonLifeLock, Inc.	688,500	18,740,970
Open Text Corp.	498,001	25,289,741
		123,390,866
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	222,829	30,518,660
Samsung Electronics Co. Ltd.	863,616	61,675,939
		92,194,599

TOTAL INFORMATION TECHNOLOGY		632,114,506

MATERIALS - 2.6%
Chemicals - 1.1%
Linde PLC	219,189	63,367,540
Nutrien Ltd.	102,600	6,216,752
		69,584,292
Containers & Packaging - 1.1%
Crown Holdings, Inc.	431,759	44,130,087
Packaging Corp. of America	166,895	22,600,921
WestRock Co.	93,728	4,988,204
		71,719,212
Metals & Mining - 0.4%
Anglo American PLC (United Kingdom)	452,900	17,996,114
Lundin Mining Corp.	696,400	6,280,858
		24,276,972

TOTAL MATERIALS		165,580,476

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	148,773	40,189,538
Lamar Advertising Co. Class A	608,500	63,539,570
Public Storage	116,696	35,089,320
		138,818,428
UTILITIES - 5.1%
Electric Utilities - 2.6%
Exelon Corp.	786,349	34,843,124
NextEra Energy, Inc.	1,100,216	80,623,828
NRG Energy, Inc.	871,329	35,114,559
PG&E Corp. (a)	1,081,900	11,002,923
		161,584,434
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	1,506,001	27,936,319
Multi-Utilities - 2.1%
Ameren Corp.	345,558	27,658,462
CenterPoint Energy, Inc.	1,065,668	26,130,179
Dominion Energy, Inc.	658,800	48,467,916
WEC Energy Group, Inc.	339,625	30,209,644
		132,466,201

TOTAL UTILITIES		321,986,954

TOTAL COMMON STOCKS
(Cost $4,120,272,772)		6,085,954,773

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.06% (e)	150,783,190	150,813,346
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	149,385	149,400
TOTAL MONEY MARKET FUNDS
(Cost $150,959,621)		150,962,746
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $4,271,232,393)		6,236,917,519
NET OTHER ASSETS (LIABILITIES) - 0.2%		12,909,879
NET ASSETS - 100%		$6,249,827,398

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,390,092 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,383,861 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allstar Co-Invest Blocker LP	8/1/11	$4,922,126

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,649
Fidelity Securities Lending Cash Central Fund	35,176
Total	$65,825

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$102,597,532	$312,676,251	$264,460,569	$132	$--	$150,813,346	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	32,151,844	254,122,193	286,124,637	--	--	149,400	0.0%
Total	$134,749,376	$566,798,444	$550,585,206	$132	$--	$150,962,746

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$524,168,472	$493,601,874	$30,566,598	$--
Consumer Discretionary	398,483,553	383,093,461	15,390,092	--
Consumer Staples	484,679,557	436,870,360	47,809,197	--
Energy	382,177,944	382,177,944	--	--
Financials	1,222,321,024	1,222,321,024	--	--
Health Care	1,116,400,528	903,193,647	213,206,881	--
Industrials	699,223,331	622,373,630	76,849,701	--
Information Technology	632,114,506	632,114,506	--	--
Materials	165,580,476	165,580,476	--	--
Real Estate	138,818,428	138,818,428	--	--
Utilities	321,986,954	321,986,954	--	--
Money Market Funds	150,962,746	150,962,746	--	--
Total Investments in Securities:	$6,236,917,519	$5,853,095,050	$383,822,469	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.6%
Canada	2.7%
Ireland	2.4%
Switzerland	2.1%
United Kingdom	1.8%
France	1.4%
Netherlands	1.2%
Taiwan	1.0%
Korea (South)	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $136,904) — See accompanying schedule: Unaffiliated issuers (cost $4,120,272,772)	$6,085,954,773
Fidelity Central Funds (cost $150,959,621)	150,962,746
Total Investment in Securities (cost $4,271,232,393)		$6,236,917,519
Cash		1,617,031
Foreign currency held at value (cost $8,281,089)		8,184,862
Receivable for investments sold		75,461,472
Receivable for fund shares sold		1,880,379
Dividends receivable		6,278,322
Distributions receivable from Fidelity Central Funds		13,299
Other receivables		84,814
Total assets		6,330,437,698
Liabilities
Payable for investments purchased	$73,581,121
Payable for fund shares redeemed	3,707,843
Accrued management fee	2,223,971
Distribution and service plan fees payable	389,279
Other affiliated payables	466,426
Other payables and accrued expenses	92,260
Collateral on securities loaned	149,400
Total liabilities		80,610,300
Net Assets		$6,249,827,398
Net Assets consist of:
Paid in capital		$3,784,551,318
Total accumulated earnings (loss)		2,465,276,080
Net Assets		$6,249,827,398
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($3,608,096,162 ÷ 133,760,371 shares)		$26.97
Service Class:
Net Asset Value, offering price and redemption price per share ($320,832,867 ÷ 11,977,215 shares)		$26.79
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,734,414,343 ÷ 66,422,233 shares)		$26.11
Investor Class:
Net Asset Value, offering price and redemption price per share ($586,484,026 ÷ 21,892,983 shares)		$26.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$63,425,275
Income from Fidelity Central Funds (including $35,176 from security lending)		65,825
Total income		63,491,100
Expenses
Management fee	$12,682,724
Transfer agent fees	2,096,637
Distribution and service plan fees	2,234,112
Accounting fees	560,061
Custodian fees and expenses	52,079
Independent trustees' fees and expenses	9,744
Audit	35,523
Legal	6,447
Miscellaneous	14,921
Total expenses before reductions	17,692,248
Expense reductions	(166,050)
Total expenses after reductions		17,526,198
Net investment income (loss)		45,964,902
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	501,360,648
Fidelity Central Funds	132
Foreign currency transactions	620,082
Total net realized gain (loss)		501,980,862
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	350,806,947
Assets and liabilities in foreign currencies	(129,998)
Total change in net unrealized appreciation (depreciation)		350,676,949
Net gain (loss)		852,657,811
Net increase (decrease) in net assets resulting from operations		$898,622,713

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,964,902	$87,086,238
Net realized gain (loss)	501,980,862	133,856,127
Change in net unrealized appreciation (depreciation)	350,676,949	109,124,601
Net increase (decrease) in net assets resulting from operations	898,622,713	330,066,966
Distributions to shareholders	(181,615,600)	(310,505,982)
Share transactions - net increase (decrease)	34,716,721	95,361,239
Total increase (decrease) in net assets	751,723,834	114,922,223
Net Assets
Beginning of period	5,498,103,564	5,383,181,341
End of period	$6,249,827,398	$5,498,103,564

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Equity-Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.90	$23.77	$20.37	$23.89	$21.97	$20.46
Income from Investment Operations
Net investment income (loss)A	.21	.39	.46	.58	.50	.49
Net realized and unrealized gain (loss)	3.65	1.12	4.84	(2.50)	2.29	2.85
Total from investment operations	3.86	1.51	5.30	(1.92)	2.79	3.34
Distributions from net investment income	(.07)	(.39)	(.45)	(.52)	(.40)	(.48)
Distributions from net realized gain	(.72)	(.99)	(1.45)	(1.07)	(.47)	(1.34)
Total distributions	(.79)	(1.38)	(1.90)	(1.60)B	(.87)	(1.83)B
Net asset value, end of period	$26.97	$23.90	$23.77	$20.37	$23.89	$21.97
Total ReturnC,D,E	16.57%	6.69%	27.44%	(8.29)%	12.89%	18.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.53%	.53%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.51%H	.53%	.53%	.53%	.53%	.54%
Expenses net of all reductions	.51%H	.52%	.52%	.52%	.53%	.54%
Net investment income (loss)	1.62%H	1.87%	2.11%	2.53%	2.19%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$3,608,096	$3,185,391	$3,202,982	$2,804,988	$3,440,095	$3,550,158
Portfolio turnover rateI	53%H	57%	32%	39%	36%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.74	$23.63	$20.26	$23.77	$21.86	$20.37
Income from Investment Operations
Net investment income (loss)A	.19	.37	.44	.55	.47	.46
Net realized and unrealized gain (loss)	3.65	1.10	4.81	(2.49)	2.29	2.84
Total from investment operations	3.84	1.47	5.25	(1.94)	2.76	3.30
Distributions from net investment income	(.06)	(.37)	(.43)	(.50)	(.38)	(.47)
Distributions from net realized gain	(.72)	(.99)	(1.45)	(1.07)	(.47)	(1.34)
Total distributions	(.79)B	(1.36)	(1.88)	(1.57)	(.85)	(1.81)
Net asset value, end of period	$26.79	$23.74	$23.63	$20.26	$23.77	$21.86
Total ReturnC,D,E	16.58%	6.55%	27.32%	(8.40)%	12.80%	17.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.63%	.63%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.61%H	.63%	.63%	.63%	.63%	.64%
Expenses net of all reductions	.61%H	.62%	.62%	.62%	.63%	.64%
Net investment income (loss)	1.52%H	1.77%	2.01%	2.43%	2.09%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$320,833	$284,767	$299,079	$264,055	$326,565	$325,602
Portfolio turnover rateI	53%H	57%	32%	39%	36%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.18	$23.10	$19.85	$23.32	$21.46	$20.04
Income from Investment Operations
Net investment income (loss)A	.17	.33	.40	.51	.43	.42
Net realized and unrealized gain (loss)	3.54	1.09	4.70	(2.44)	2.24	2.78
Total from investment operations	3.71	1.42	5.10	(1.93)	2.67	3.20
Distributions from net investment income	(.06)	(.34)	(.40)	(.47)	(.34)	(.44)
Distributions from net realized gain	(.72)	(.99)	(1.45)	(1.07)	(.47)	(1.34)
Total distributions	(.78)	(1.34)B	(1.85)	(1.54)	(.81)	(1.78)
Net asset value, end of period	$26.11	$23.18	$23.10	$19.85	$23.32	$21.46
Total ReturnC,D,E	16.43%	6.44%	27.11%	(8.54)%	12.65%	17.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.78%	.78%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.76%H	.78%	.78%	.78%	.78%	.79%
Expenses net of all reductions	.76%H	.77%	.77%	.77%	.78%	.79%
Net investment income (loss)	1.37%H	1.62%	1.86%	2.28%	1.94%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,734,414	$1,563,662	$1,431,212	$1,200,026	$1,452,633	$1,397,762
Portfolio turnover rateI	53%H	57%	32%	39%	36%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Equity-Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.74	$23.63	$20.26	$23.77	$21.86	$20.37
Income from Investment Operations
Net investment income (loss)A	.20	.38	.44	.55	.48	.47
Net realized and unrealized gain (loss)	3.64	1.10	4.81	(2.48)	2.28	2.83
Total from investment operations	3.84	1.48	5.25	(1.93)	2.76	3.30
Distributions from net investment income	(.06)	(.38)	(.44)	(.51)	(.38)	(.47)
Distributions from net realized gain	(.72)	(.99)	(1.45)	(1.07)	(.47)	(1.34)
Total distributions	(.79)B	(1.37)	(1.88)B	(1.58)	(.85)	(1.81)
Net asset value, end of period	$26.79	$23.74	$23.63	$20.26	$23.77	$21.86
Total ReturnC,D,E	16.58%	6.57%	27.35%	(8.37)%	12.83%	17.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%H	.60%	.61%	.61%	.62%	.62%
Expenses net of fee waivers, if any	.59%H	.60%	.61%	.61%	.61%	.62%
Expenses net of all reductions	.58%H	.60%	.60%	.60%	.61%	.62%
Net investment income (loss)	1.55%H	1.80%	2.03%	2.45%	2.11%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$586,484	$464,283	$449,909	$382,041	$457,011	$428,682
Portfolio turnover rateI	53%H	57%	32%	39%	36%	38%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Equity-Income Portfolio	$24,444

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,988,659,704
Gross unrealized depreciation	(48,303,263)
Net unrealized appreciation (depreciation)	$1,940,356,441
Tax cost	$4,296,561,078

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Equity-Income Portfolio	1,517,757,140	1,678,244,024

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$153,319
Service Class 2	2,080,793
$2,234,112

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$1,097,100.06
Service Class	97,475.06
Service Class 2	529,125.06
Investor Class	372,937.14
	$2,096,637

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Equity-Income Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Equity-Income Portfolio	$39,076

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP Equity-Income Portfolio	113,675,609	101,552,099

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Equity-Income Portfolio	$5,457

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Equity-Income Portfolio	$2,210	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $157,900 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $29.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,121.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Equity-Income Portfolio
Distributions to shareholders
Initial Class	$104,848,595	$183,966,364
Service Class	9,325,937	16,791,567
Service Class 2	51,912,925	83,630,899
Investor Class	15,528,143	26,117,152
Total	$181,615,600	$310,505,982

10. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Equity-Income Portfolio
Initial Class
Shares sold	4,654,679	8,721,428	$119,456,561	$182,159,954
Reinvestment of distributions	4,375,985	8,041,682	104,848,595	183,966,364
Shares redeemed	(8,567,661)	(18,228,223)	(219,496,272)	(383,592,543)
Net increase (decrease)	463,003	(1,465,113)	$4,808,884	$(17,466,225)
Service Class
Shares sold	263,539	392,690	$6,718,259	$8,161,348
Reinvestment of distributions	391,682	738,646	9,325,937	16,791,567
Shares redeemed	(671,287)	(1,797,283)	(16,962,048)	(37,396,052)
Net increase (decrease)	(16,066)	(665,947)	$(917,852)	$(12,443,137)
Service Class 2
Shares sold	2,730,547	11,639,815	$68,173,974	$230,966,893
Reinvestment of distributions	2,235,699	3,766,962	51,912,925	83,630,899
Shares redeemed	(6,010,668)	(9,896,829)	(147,943,019)	(203,737,296)
Net increase (decrease)	(1,044,422)	5,509,948	$(27,856,120)	$110,860,496
Investor Class
Shares sold	2,579,589	2,667,918	$65,395,427	$55,485,142
Reinvestment of distributions	652,169	1,148,723	15,528,143	26,117,152
Shares redeemed	(892,788)	(3,305,655)	(22,241,761)	(67,192,189)
Net increase (decrease)	2,338,970	510,986	$58,681,809	$14,410,105

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Equity-Income Portfolio	16%	1	18%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Equity-Income Portfolio
Initial Class	.51%
Actual		$1,000.00	$1,165.70	$2.74
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Service Class	.61%
Actual		$1,000.00	$1,165.80	$3.28
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Service Class 2.76%
Actual		$1,000.00	$1,164.30	$4.08
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Investor Class	.59%
Actual		$1,000.00	$1,165.80	$3.17
Hypothetical-C		$1,000.00	$1,021.87	$2.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Equity-Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in January 2018 and May 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Equity-Income Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Equity-Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of Initial Class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPEI-SANN-0821
1.705693.123

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Group LLC	2.3
Intelsat Jackson Holdings SA	2.2
Asurion LLC	1.6
Caesars Resort Collection LLC	1.2
UKG, Inc.	1.1
8.4

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Technology	15.0
Services	7.6
Telecommunications	6.7
Healthcare	6.5
Energy	5.1

Quality Diversification (% of fund's net assets)

As of June 30, 2021
BBB	2.8%
BB	24.1%
B	57.4%
CCC,CC,C	3.9%
Not Rated	5.3%
Equities	1.2%
Short-Term Investments and Net Other Assets	5.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Bank Loan Obligations	89.9%
Nonconvertible Bonds	3.5%
Common Stocks	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments - 11.5%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 89.9%
	Principal Amount	Value
Aerospace - 1.4%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (a)(b)(c)	$345,625	$346,489
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (a)(b)(c)	157,916	157,587
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.35% 6/19/26 (a)(b)(c)	245,625	237,387
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 5/30/25 (a)(b)(c)	587,747	579,037
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 12/9/25 (a)(b)(c)	951,217	936,435
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (a)(b)(c)	407,467	398,910
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	120,000	116,500

TOTAL AEROSPACE		2,772,345

Air Transportation - 1.9%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/24/28 (a)(b)(c)	605,000	630,259
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/8/26 (a)(b)(c)	325,874	317,183
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 4/4/26 (a)(b)(c)	175,201	170,528
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (a)(b)(c)	2,375	2,422
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	570,000	608,281
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (a)(b)(c)	495,000	522,567
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (a)(b)(c)	116,025	116,170
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (a)(b)(c)	962,588	974,350
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	437,461	428,712

TOTAL AIR TRANSPORTATION		3,770,472

Automotive & Auto Parts - 1.2%
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 4/8/28 (a)(b)(c)	135,000	134,958
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/17/28 (a)(b)(c)	215,000	214,598
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/30/26 (a)(b)(c)	281,131	278,319
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (a)(b)(c)	478,800	474,314
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 11/2/27 (a)(b)(c)	348,250	347,815
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (a)(b)(c)	303,849	295,873
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.125% 2/1/26 (a)(b)(c)	359,171	358,722
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (a)(b)(c)	384,038	383,845

TOTAL AUTOMOTIVE & AUTO PARTS		2,488,444

Banks & Thrifts - 0.7%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 2/27/28 (a)(b)(c)	703,238	695,474
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	248,120	249,051
eResearchTechnology, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 2/4/27 (a)(b)(c)	204,484	205,283
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5% 5/30/25 (a)(b)(c)	245,000	243,393
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4443% 7/1/26 (a)(b)(c)	112,208	111,297

TOTAL BANKS & THRIFTS		1,504,498

Broadcasting - 1.6%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 8/15/25 (a)(b)(c)	815,742	814,266
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (a)(b)(c)	1,375,276	823,625
iHeartCommunications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (a)(b)(c)	138,600	138,600
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.5921% 9/19/26 (a)(b)(c)	595,021	593,366
Univision Communications, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5/6/28 (b)(c)(d)	545,000	542,504
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 3/15/24 (a)(b)(c)	375,000	374,344

TOTAL BROADCASTING		3,286,705

Building Materials - 2.3%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (a)(b)(c)	610,000	606,517
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 10/1/26 (a)(b)(c)	441,142	440,405
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.6042% 4/23/28 (a)(b)(c)	250,000	248,473
Core & Main LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6/10/28 (b)(c)(d)	350,000	347,596
Gypsum Management & Supply, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 6/1/25 (a)(b)(c)	137,231	136,803
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.15% 1/4/27 (a)(b)(c)	300,980	299,851
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/28/27 (a)(b)(c)	350,563	346,279
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/2/27 (a)(b)(c)	154,225	154,466
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/20/28 (a)(b)(c)	845,000	844,062
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (a)(b)(c)	181,106	181,673
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (a)(b)(c)	260,000	259,350
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (a)(b)(c)	434,656	435,200
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (a)(b)(c)	248,750	249,061

TOTAL BUILDING MATERIALS		4,549,736

Cable/Satellite TV - 3.0%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 2/1/27 (a)(b)(c)	1,432,579	1,421,835
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 1/31/28 (a)(b)(c)	985,000	968,994
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3229% 1/15/26 (a)(b)(c)	977,500	962,486
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8229% 9/25/28 (a)(b)(c)	195,000	195,123
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3229% 7/17/25 (a)(b)(c)	913,827	900,120
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.5729% 1/31/28 (a)(b)(c)	375,000	371,460
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	1,305,106	1,300,760

TOTAL CABLE/SATELLITE TV		6,120,778

Capital Goods - 0.7%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 10/1/25 (a)(b)(c)	291,178	289,268
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3421% 11/15/26 (a)(b)(c)	67,828	66,924
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5921% 11/15/25 (a)(b)(c)	282,750	280,346
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.095% 9/20/26 (a)(b)(c)	297,732	298,476
TNT Crane & Rigging LLC:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (a)(b)(c)	125,473	130,492
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 4/16/25 (a)(b)(c)	32,886	31,447
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 7/31/27 (b)(c)(d)	35,000	35,015
3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (a)(b)(c)	189,051	189,131

TOTAL CAPITAL GOODS		1,321,099

Chemicals - 2.8%
Aruba Investment Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (a)(b)(c)	194,513	194,999
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 4/29/28 (a)(b)(c)	250,000	248,958
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5/7/25 (b)(c)(d)	265,000	256,939
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.595% 5/7/25 (a)(b)(c)	346,094	335,565
Element Solutions, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 1/31/26 (b)(c)(d)	140,000	139,738
3 month U.S. LIBOR + 2.000% 2.1043% 1/31/26 (a)(b)(c)	207,192	206,805
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/24/28 (b)(c)(d)	270,000	268,650
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4/30/28 (b)(c)(d)	220,000	220,119
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.71% 7/1/26 (a)(b)(c)	259,700	259,266
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/29/27 (a)(b)(c)	170,000	169,522
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (a)(b)(c)	665,000	662,712
LSF11 Skyscraper HoldCo SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/30/27 (a)(b)(c)	284,288	284,998
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6473% 3/1/26 (a)(b)(c)	239,005	237,205
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (a)(b)(c)	323,893	321,869
PQ Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4/30/28 (b)(c)(d)	155,000	155,048
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (a)(b)(c)	247,505	247,918
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.133% 10/1/25 (a)(b)(c)	922,637	915,145
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/3/25 (a)(b)(c)	368,700	364,475
W. R. Grace & Co.-Conn. Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1473% 3/30/28 (a)(b)(c)	125,000	124,375

TOTAL CHEMICALS		5,614,306

Conglomerates - 0.0%
TGP Holdings III LLC Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/25/28 (b)(c)(d)	17,857	17,879
Consumer Products - 2.1%
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 6/11/26 (a)(b)(c)	245,778	246,086
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 5/23/27 (a)(b)(c)	124,684	123,142
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (a)(b)(c)	518,700	518,700
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (a)(b)(c)	229,425	228,679
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (a)(b)(c)	128,435	129,238
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/6/28 (a)(b)(c)	120,000	120,000
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 5/7/28 (a)(b)(c)	195,000	195,082
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 12/21/25 (a)(b)(c)	199,490	198,243
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (a)(b)(c)	293,525	291,200
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (a)(b)(c)	175,750	178,058
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (a)(b)(c)	895,000	898,258
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (a)(b)(c)	204,488	204,013
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0729% 6/15/25 (a)(b)(c)	279,843	222,008
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/25/28 (b)(c)(d)	182,143	182,371
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (a)(b)(c)	230,000	225,545
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (a)(b)(c)	300,000	299,751

TOTAL CONSUMER PRODUCTS		4,260,374

Containers - 3.4%
AOT Packaging Products AcquisitionCo LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (a)(b)(c)	297,976	295,631
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.2667% 3/3/28 (a)(b)(c)(e)	67,024	66,496
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.635% 7/31/25 (a)(b)(c)	354,050	351,101
Berlin Packaging, LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1004% 11/7/25 (a)(b)(c)	393,911	390,094
3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (a)(b)(c)	200,000	199,000
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.827% 7/1/26 (a)(b)(c)	601,197	596,249
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/3/24 (a)(b)(c)	480,000	468,077
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 12/21/26 (a)(b)(c)	123,438	123,489
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (a)(b)(c)	339,263	339,687
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.4516% 6/29/25 (a)(b)(c)	846,181	837,431
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (a)(b)(c)	605,576	602,675
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/26/28 (a)(b)(c)	439,745	439,095
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (a)(b)(c)	194,513	195,485
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	222,633	222,495
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (a)(b)(c)	100,000	100,000
3 month U.S. LIBOR + 4.000% 4.1043% 7/31/26 (a)(b)(c)	246,250	246,004
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (a)(b)(c)	124,347	123,570
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 1/30/27 (a)(b)(c)	602,070	596,952
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 2/5/26 (a)(b)(c)	208,950	207,458
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 2/5/23 (a)(b)(c)	507,003	505,735

TOTAL CONTAINERS		6,906,724

Diversified Financial Services - 1.9%
ACNR Holdings, Inc. term loan 17% 9/21/27 (a)(c)(f)	241,195	240,592
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (a)(b)(c)	249,375	248,233
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (a)(b)(c)	371,274	350,060
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	100,494	98,573
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 6/27/25 (a)(b)(c)	124,063	123,597
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6/24/28 (b)(c)(d)	325,000	323,781
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 2.500% 6/24/28 (b)(c)(d)	75,000	74,719
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 7/3/24 (a)(b)(c)	124,359	123,043
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (a)(b)(c)	124,376	124,438
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4338% 3/1/25 (a)(b)(c)	641,815	638,073
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (a)(b)(c)	164,000	164,205
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 3.75% 4/21/28 (a)(b)(c)(e)	41,000	41,051
IG Investments Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/23/25 (a)(b)(c)	14,963	14,975
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	288,833	287,117
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (a)(b)(c)	124,375	124,997
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/11/27 (a)(b)(c)	742,465	738,441
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 11/16/26 (a)(b)(c)	169,955	168,705

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,884,600

Diversified Media - 1.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (a)(b)(c)	517,400	522,667
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6473% 2/10/27 (a)(b)(c)	987,342	987,648
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 12/17/26 (a)(b)(c)	1,354,444	1,346,913

TOTAL DIVERSIFIED MEDIA		2,857,228

Energy - 4.0%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (a)(b)(c)	295,674	294,935
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (a)(b)(c)	534,906	521,758
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 11/3/25 (a)(b)(c)	449,494	440,392
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	486,658	481,655
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0934% 5/21/25 (a)(b)(c)	117,069	114,079
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (a)(b)(c)(f)	180,000	179,775
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	190,000	193,563
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	309,488	306,702
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (a)(b)(c)	417,625	419,454
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (a)(b)(c)	1,160,000	1,154,780
DT Midstream, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6/12/28 (b)(c)(d)	250,000	250,223
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (a)(b)(c)	225,378	223,528
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.14% 3/1/26 (a)(b)(c)	411,888	325,391
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 7/18/25 (a)(b)(c)	548,536	527,736
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (a)(b)(c)	270,000	269,325
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	190,278	161,126
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (a)(b)(c)	251,216	248,452
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7/30/28 (b)(c)(d)	255,000	254,363
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 5/22/26 (a)(b)(c)	197,883	196,399
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 10/15/26 (a)(b)(c)	82,719	82,684
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/29/28 (a)(b)(c)	280,000	280,176
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (a)(b)(c)	313,089	312,306
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (a)(b)(c)	79,678	72,279
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.1043% 1/23/27 (a)(b)(c)	240,609	240,910
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	245,168	242,792
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	234,516	224,634

TOTAL ENERGY		8,019,417

Entertainment/Film - 0.1%
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.662% 1/23/25 (a)(b)(c)	151,450	146,149
Environmental - 0.3%
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/15/28 (a)(b)(c)	400,000	400,000
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.625% 4/1/28 (a)(b)(c)	115,000	114,233

TOTAL ENVIRONMENTAL		514,233

Food & Drug Retail - 0.8%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 1/29/27 (a)(b)(c)	485,100	477,460
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 5/1/26 (a)(b)(c)	641,457	639,115
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	213,464	206,847
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/7/28 (a)(b)(c)	290,000	287,100

TOTAL FOOD & DRUG RETAIL		1,610,522

Food/Beverage/Tobacco - 1.8%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5908% 10/1/25 (a)(b)(c)	146,250	145,611
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	193,173	193,938
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (a)(b)(c)	331,446	333,478
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (a)(b)(c)	411,888	412,575
City Brewing Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/5/28 (a)(b)(c)	440,000	441,650
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (a)(b)(c)	242,686	240,693
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8543% 6/20/25 (a)(b)(c)	241,250	241,250
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (a)(b)(c)	455,611	455,752
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (a)(b)(c)	905,000	903,742
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 9/13/26 (a)(b)(c)	121,581	119,660
Utz Quality Foods LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 1/20/28 (a)(b)(c)	209,187	208,850

TOTAL FOOD/BEVERAGE/TOBACCO		3,697,199

Gaming - 4.8%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	192,008	190,048
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	94,050	94,134
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(b)(c)	277,200	292,100
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3383% 9/15/23 (a)(b)(c)	327,209	326,675
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 12/22/24 (a)(b)(c)	1,215,651	1,204,576
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6043% 7/20/25 (a)(b)(c)	1,210,850	1,213,877
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (a)(b)(c)	143,400	143,221
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.11% 3/17/28 (a)(b)(c)	299,250	296,258
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(b)(c)	803,214	796,186
Entain PLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 3/16/24 (a)(b)(c)	194,389	193,296
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	725,487	720,046
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	1,335,960	1,325,165
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (a)(b)(c)	265,000	265,663
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 5/29/26 (a)(b)(c)	320,697	319,139
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	440,420	438,825
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 3/11/28 (a)(b)(c)	433,913	431,695
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6473% 7/10/25 (a)(b)(c)	474,618	474,679
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	987,455	975,319

TOTAL GAMING		9,700,902

Healthcare - 6.2%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (a)(b)(c)	483,875	483,725
Alkermes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3% 3/12/26 (a)(b)(c)	139,650	138,603
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 11/6/27 (a)(b)(c)	283,575	283,456
Aveanna Healthcare LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6/30/28 (b)(c)(d)(f)	133,868	133,868
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 6/30/28 (b)(c)(d)(f)	31,132	31,015
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (a)(b)(c)	619,610	621,159
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8421% 8/1/27 (a)(b)(c)	1,210,499	1,191,337
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (a)(b)(c)	1,309,522	1,312,469
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (a)(b)(c)	349,125	346,615
Indigo Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7/1/28 (b)(c)(d)	282,230	282,628
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (a)(b)(c)	350,000	350,221
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (a)(b)(c)	895,000	897,515
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/27 (a)(b)(c)	367,153	368,530
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 8/31/26 (a)(b)(c)	280,252	280,061
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3543% 8/30/27 (a)(b)(c)	180,000	178,538
Milk Specialties Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8/23/25 (b)(c)(d)(f)	200,000	199,500
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	557,380	555,736
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (a)(b)(c)	1,150,000	1,150,725
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/30/27 (a)(b)(c)	229,425	229,540
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 3/31/27 (a)(b)(c)	495,872	494,355
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 6/20/26 (b)(c)(d)	290,000	290,000
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/13/28 (a)(b)(c)	508,725	507,850
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/23/28 (a)(b)(c)	150,000	149,937
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/16/25 (a)(b)(c)	299,993	299,129
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	524,003	520,236
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (a)(b)(c)	174,125	175,032
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (a)(b)(c)	981,327	984,801
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (a)(b)(c)	93,204	92,773

TOTAL HEALTHCARE		12,549,354

Homebuilders/Real Estate - 1.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 8/21/25 (a)(b)(c)	469,380	464,771
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	120,000	133,200
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	438,873	337,282
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	24,753	19,023
RE/MAX LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0464% 12/15/23 (a)(b)(c)	115,000	114,856
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/23/27 (a)(b)(c)	144,275	144,275
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (a)(b)(c)	451,737	451,312
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.841% 12/22/24 (a)(b)(c)	443,182	439,255

TOTAL HOMEBUILDERS/REAL ESTATE		2,103,974

Hotels - 2.1%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 10/1/27 (a)(b)(c)	104,214	104,127
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 2/1/26 (a)(b)(c)	170,045	165,794
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (a)(b)(c)	150,000	149,813
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 11/30/23 (a)(b)(c)	485,473	483,653
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5/20/28 (b)(c)(d)	750,000	750,233
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 8/31/25 (a)(b)(c)	635,145	624,824
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 6/23/26 (b)(c)(d)	180,000	182,250
Raptor Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 11/1/26 (b)(c)(d)	280,000	280,350
Travel+Leisure Co. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 5/31/25 (a)(b)(c)	486,250	478,348
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.1473% 5/30/26 (a)(b)(c)	339,148	308,839
3 month U.S. LIBOR + 5.000% 5.2025% 5/29/26 (a)(b)(c)	185,611	169,023
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (a)(b)(c)	351,407	368,162
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 5/30/25 (a)(b)(c)	200,849	199,091

TOTAL HOTELS		4,264,507

Insurance - 4.1%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 2/13/27 (a)(b)(c)	497,481	491,676
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/10/25 (a)(b)(c)	203,556	201,244
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/9/25 (a)(b)(c)	490,000	484,365
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (a)(b)(c)	438,424	438,788
AmeriLife Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 3/18/27 (a)(b)(c)	415,853	415,205
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (a)(b)(c)	303,475	301,451
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 2/13/27 (b)(c)(d)	15,000	15,008
3 month U.S. LIBOR + 3.500% 3.6043% 2/13/27 (a)(b)(c)	369,375	367,273
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 11/3/23 (a)(b)(c)	747,325	743,125
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3543% 1/31/28 (a)(b)(c)	835,000	840,912
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 12/23/26 (a)(b)(c)	1,220,470	1,205,983
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 7/31/27 (a)(b)(c)	374,063	369,697
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9257% 4/25/25 (a)(b)(c)	1,648,312	1,629,176
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3973% 12/2/26 (a)(b)(c)	123,126	121,917
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1473% 5/16/24 (a)(b)(c)	587,709	581,926

TOTAL INSURANCE		8,207,746

Leisure - 2.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (a)(b)(c)	128,375	128,616
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5908% 1/4/26 (a)(b)(c)	174,286	175,211
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 3.75% 6/30/25 (a)(b)(c)	252,450	258,236
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (a)(b)(c)	517,025	454,553
15.25% 5/23/24 (c)	70,830	89,069
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	930,522	924,855
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (a)(b)(c)	115,000	103,213
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (a)(b)(c)	301,672	288,600
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (a)(b)(c)	124,063	124,683
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (a)(b)(c)	230,000	230,071
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6473% 5/10/26 (a)(b)(c)	227,139	225,152
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 7/6/24 (a)(b)(c)	406,402	405,703
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6043% 12/21/25 (a)(b)(c)	120,341	118,295
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 12/30/26 (a)(b)(c)	364,907	353,777
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.6473% 12/30/27 (a)(b)(c)(f)	100,000	93,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(f)	84,363	84,573

TOTAL LEISURE		4,057,607

Metals/Mining - 0.1%
American Rock Salt Co. LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.75% 6/4/28 (a)(b)(c)	275,000	275,116
Paper - 0.2%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/18/28 (a)(b)(c)	270,000	270,845
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (a)(b)(c)(f)	169,250	169,038

TOTAL PAPER		439,883

Publishing/Printing - 1.1%
Cengage Learning, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6/29/26 (b)(c)(d)	480,000	480,302
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	210,820	210,934
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	449,151	401,150
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	122,494	120,350
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (a)(b)(c)	207,900	208,940
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 10/17/26 (a)(b)(c)	148,784	148,613
Recorded Books, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8/31/25 (b)(c)(d)	65,000	65,027
Scripps (E.W.) Co.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (a)(b)(c)	251,775	251,460
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 10/2/24 (a)(b)(c)	240,625	239,164

TOTAL PUBLISHING/PRINTING		2,125,940

Railroad - 0.3%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/1/28 (a)(b)(c)	190,000	189,704
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1473% 12/30/26 (a)(b)(c)	325,875	323,522

TOTAL RAILROAD		513,226

Restaurants - 0.8%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 11/19/26 (a)(b)(c)	492,500	485,344
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8325% 3/15/28 (a)(b)(c)	288,028	287,924
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3543% 3/1/26 (a)(b)(c)	366,563	361,522
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8318% 8/2/26 (a)(b)(c)	464,736	462,519

TOTAL RESTAURANTS		1,597,309

Services - 7.4%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4% 9/27/24 (a)(b)(c)	246,618	246,310
3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (a)(b)(c)	79,400	79,400
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (b)(c)(d)	455,000	453,749
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0939% 12/31/25 (a)(b)(c)	89,306	89,432
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 3/11/25 (a)(b)(c)	699,497	691,334
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 1/15/27 (a)(b)(c)	123,438	121,843
Ascend Learning LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (a)(b)(c)	238,200	238,200
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	44,030	43,985
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (a)(b)(c)	721,206	708,924
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 2/7/26 (a)(b)(c)	538,496	535,130
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	296,563	287,559
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (a)(b)(c)	765,000	762,323
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/26/26 (a)(b)(c)	246,250	245,174
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/28/28 (b)(c)(d)	210,000	209,475
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9355% 8/1/26 (a)(b)(c)	368,438	368,515
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/29/25 (a)(b)(c)	329,153	326,204
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	465,000	469,478
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	1,483,570	1,459,313
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (a)(b)(c)	172,859	173,106
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (a)(b)(c)	394,013	395,738
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6/25/28 (b)(c)(d)(f)	160,000	158,901
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	268,195	269,067
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (a)(b)(c)	249,375	249,821
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9166% 3/26/28 (a)(b)(c)	800,000	802,432
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (a)(b)(c)	175,000	174,344
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	486,102	477,950
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (a)(b)(c)	517,400	518,694
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6043% 1/23/27 (a)(b)(c)	465,300	463,788
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (a)(b)(c)	74,813	75,350
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 1/31/28 (b)(c)(d)	290,000	290,725
McKissock LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6/17/28 (b)(c)(d)(f)	200,000	198,500
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.08% 3/5/28 (a)(b)(c)	204,488	204,706
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3/6/25 (b)(c)(d)	240,000	238,800
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	481,063	480,163
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (a)(b)(c)	380,000	372,875
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (a)(b)(c)	221,189	222,202
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (a)(b)(c)	798,000	798,104
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1756% 4/16/26 (a)(b)(c)	141,938	138,124
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.6756% 9/12/24 (a)(b)(c)	28,532	28,022
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8973% 8/29/25 (a)(b)(c)	284,663	265,181
Uber Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 4/4/25 (a)(b)(c)	726,256	725,610

TOTAL SERVICES		15,058,551

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0915% 1/24/27 (a)(b)(c)	388,310	383,701
Super Retail - 3.8%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.5% 11/6/27 (a)(b)(c)	284,288	285,265
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6/24/28 (b)(c)(d)	180,000	180,000
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/5/28 (a)(b)(c)	4,577,000	4,588,426
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/19/27 (a)(b)(c)	621,875	621,458
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 2.25% 12/18/27 (a)(b)(c)(e)	56,364	55,929
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	253,002	251,052
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6043% 11/8/24 (a)(b)(c)	571,899	564,196
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/17/28 (a)(b)(c)	254,363	254,363
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(f)(g)	180,849	0
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 5/31/25 (a)(b)(c)	603,788	602,279
WW International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/13/28 (a)(b)(c)	335,000	335,838

TOTAL SUPER RETAIL		7,738,806

Technology - 14.8%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (a)(b)(c)	92,532	91,723
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (a)(b)(c)	145,573	145,937
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (a)(b)(c)	103,350	103,431
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8973% 8/10/25 (a)(b)(c)	972,500	773,410
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 4/23/26 (a)(b)(c)	244,375	243,334
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (a)(b)(c)	462,675	461,199
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4099% 2/11/26 (a)(b)(c)	1,341,368	1,344,306
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (a)(b)(c)	64,494	64,534
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 10/2/25 (a)(b)(c)	578,183	574,570
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (a)(b)(c)	746,250	746,250
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 10/31/26 (a)(b)(c)	478,913	476,518
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5944% 4/30/25 (a)(b)(c)	421,528	414,889
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (a)(b)(c)	185,105	184,411
CMI Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/23/28 (a)(b)(c)	175,000	174,017
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/28 (a)(b)(c)	325,000	325,676
CommerceHub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (a)(b)(c)	248,750	249,372
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/4/26 (a)(b)(c)	202,986	201,827
Constant Contact, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (a)(b)(c)	244,353	243,742
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (a)(b)(c)(e)	65,647	65,483
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 11/29/24 (a)(b)(c)	362,813	357,552
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 10/16/26 (a)(b)(c)	742,491	742,802
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1043% 2/19/29 (a)(b)(c)	155,000	156,066
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (a)(b)(c)	60,000	59,775
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (a)(b)(c)	219,113	219,752
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.32% 3/31/28 (a)(b)(c)(e)	45,887	46,021
ECL Entertainment LLC 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.25% 4/30/28 (a)(b)(c)	200,000	204,000
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6855% 7/22/26 (a)(b)(c)	439,955	437,205
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (a)(b)(c)	367,225	366,659
EPV Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 3/8/25 (a)(b)(c)	367,690	363,936
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	154,400	154,014
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 8/10/27 (a)(b)(c)	123,750	122,918
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/15/24 (a)(b)(c)	475,217	471,240
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (a)(b)(c)	179,550	182,094
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (a)(b)(c)	397,552	397,882
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7/1/28 (b)(c)(d)	1,132,770	1,134,367
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4% 12/1/27 (a)(b)(c)	289,275	289,547
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/17/28 (a)(b)(c)	134,325	134,046
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	147,188	148,905
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8423% 6/21/24 (a)(b)(c)	268,776	265,417
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8461% 9/29/24 (a)(b)(c)	745,279	745,093
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (a)(b)(c)	129,023	129,211
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.345% 2/23/29 (a)(b)(c)	50,000	50,719
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6043% 9/15/24 (a)(b)(c)	281,870	280,382
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 9/4/25 (a)(b)(c)	158,659	156,974
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8226% 4/30/27 (a)(b)(c)	394,331	394,134
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6/17/28 (b)(c)(d)	191,111	191,589
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 6/17/28 (b)(c)(d)	23,889	23,949
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (a)(b)(c)	174,563	174,824
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (a)(b)(c)	574,295	575,489
3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (a)(b)(c)	1,010,705	1,012,808
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.11% 3/19/28 (a)(b)(c)	124,688	124,493
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (a)(b)(c)	144,638	144,186
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (a)(b)(c)	890,000	892,118
Project Boost Purchaser LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 5/30/26 (b)(c)(d)	175,000	174,673
3 month U.S. LIBOR + 4.250% 5% 5/30/26 (a)(b)(c)	124,063	123,907
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/9/28 (b)(c)(d)	870,000	864,676
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (a)(b)(c)	645,900	642,050
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/24/28 (a)(b)(c)	635,000	632,778
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 5/31/25 (a)(b)(c)	264,355	261,381
Seattle Spinco, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 6/21/24 (a)(b)(c)	1,702,273	1,680,995
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (a)(b)(c)	577,100	577,221
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (a)(b)(c)	283,451	279,908
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (a)(b)(c)	215,355	212,663
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 4/16/25 (a)(b)(c)	867,975	857,533
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2.8543% 1/31/27 (a)(b)(c)	180,416	179,458
Sybil Software LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1473% 3/22/28 (a)(b)(c)	192,563	191,881
Tempo Acquisition LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (a)(b)(c)	253,083	253,346
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5% 5/1/24 (a)(b)(c)	353,219	352,558
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5921% 9/28/24 (a)(b)(c)	318,685	317,092
UKG, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 5/4/26 (a)(b)(c)	805,650	805,731
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (a)(b)(c)	350,000	355,541
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (a)(b)(c)	952,812	953,365
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1043% 8/27/25 (a)(b)(c)	125,000	125,201
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0934% 3/1/26 (a)(b)(c)	205,737	204,838
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (a)(b)(c)	180,000	179,775
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4166% 3/19/28 (a)(b)(c)	493,956	492,192
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 2/28/27 (a)(b)(c)	256,750	255,628
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (a)(b)(c)	253,725	254,042
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 4/1/28 (a)(b)(c)	169,575	168,198
Xperi Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.5813% 6/8/28 (a)(b)(c)	319,661	318,782
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5921% 9/30/26 (a)(b)(c)	123,131	122,700

TOTAL TECHNOLOGY		29,872,909

Telecommunications - 6.4%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9338% 7/15/25 (a)(b)(c)	480,301	471,679
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.9355% 7/31/25 (a)(b)(c)	566,231	556,084
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8713% 1/31/26 (a)(b)(c)	484,925	480,439
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1548% 8/14/26 (a)(b)(c)	121,875	121,548
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (a)(b)(c)	300,274	300,274
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (a)(b)(c)	223,875	223,875
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (a)(b)(c)	246,875	247,031
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (a)(b)(c)	160,651	160,852
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (a)(b)(c)	167,808	168,787
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.36% 12/22/23 (a)(b)(c)	286,067	285,292
Frontier Communications Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (a)(b)(c)	730,000	730,000
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/14/28 (a)(b)(c)	95,000	95,000
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 5/31/25 (a)(b)(c)	31,082	31,337
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (a)(b)(c)	485,000	380,968
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (a)(b)(c)	38,270	38,585
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	1,685,000	1,708,876
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (a)(b)(c)	200,000	203,376
Tranche B-5, term loan 8.625% 1/2/24 (c)	1,635,000	1,661,274
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (a)(b)(c)	943,786	949,099
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (a)(b)(c)	346,500	346,836
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 3/1/27 (a)(b)(c)	317,652	312,588
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3543% 3/15/27 (a)(b)(c)	108,622	107,074
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (a)(b)(c)	800,975	801,271
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/11/25 (a)(b)(c)	333,961	330,831
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	485,774	454,505
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	685,000	595,950
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (a)(b)(c)	341,605	342,203
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 3/9/27 (a)(b)(c)	948,133	937,542

TOTAL TELECOMMUNICATIONS		13,043,176

Textiles/Apparel - 0.6%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 4/26/28 (a)(b)(c)	405,000	404,830
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6/30/28 (b)(c)(d)(f)	175,000	174,563
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.1354% 4/25/25 (a)(b)(c)	149,248	149,030
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/14/28 (a)(b)(c)	285,000	283,931
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/30/28 (b)(c)(d)(f)	195,000	193,538

TOTAL TEXTILES/APPAREL		1,205,892

Utilities - 2.6%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (a)(b)(c)	1,163,738	1,151,774
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (a)(b)(c)	180,837	180,687
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	345,589	336,517
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (a)(b)(c)	255,063	237,315
Herman Miller, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 0% 6/29/28 (a)(c)	210,000	209,738
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	188,036	132,684
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	365,569	352,774
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6/17/28 (b)(c)(d)	330,000	328,350
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (a)(b)(c)	618,750	609,859
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.11% 1/21/28 (a)(b)(c)	239,726	239,093
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8542% 8/13/26 (a)(b)(c)	245,000	244,694
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8359% 3/2/27 (a)(b)(c)	740,653	735,624
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8498% 12/31/25 (a)(b)(c)	556,698	552,522

TOTAL UTILITIES		5,311,631

TOTAL BANK LOAN OBLIGATIONS
(Cost $182,721,090)		181,792,938

Nonconvertible Bonds - 3.5%
Aerospace - 0.3%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	527,500
8% 12/15/25 (h)	40,000	43,220

TOTAL AEROSPACE		570,720

Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	105,000	111,169
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	70,000	75,223

TOTAL AIR TRANSPORTATION		186,392

Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	105,000	113,773
9.5% 5/1/25 (h)	115,000	126,788

TOTAL BROADCASTING		240,561

Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 1.8256% 2/1/24 (a)(b)	250,000	256,980
Chemicals - 0.4%
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (a)(b)(h)	735,000	727,102
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	5,075

TOTAL CHEMICALS		732,177

Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	260,000	268,450
Berry Global, Inc. 4.875% 7/15/26 (h)	500,000	529,080
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	150,000	157,605

TOTAL CONTAINERS		955,135

Diversified Financial Services - 0.0%
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (h)	7,000	7,324
Energy - 0.1%
Citgo Petroleum Corp. 7% 6/15/25 (h)	95,000	98,997
New Fortress Energy, Inc. 6.75% 9/15/25 (h)	45,000	46,069
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	105,000	105,525

TOTAL ENERGY		250,591

Gaming - 0.2%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	145,000	154,063
Scientific Games Corp. 5% 10/15/25 (h)	200,000	206,500
VICI Properties, Inc.:
3.5% 2/15/25 (h)	30,000	30,592
4.25% 12/1/26 (h)	45,000	46,810
4.625% 12/1/29 (h)	25,000	26,563

TOTAL GAMING		464,528

Healthcare - 0.3%
Bausch Health Companies, Inc.:
5.5% 11/1/25 (h)	125,000	128,250
9% 12/15/25 (h)	180,000	193,014
Tenet Healthcare Corp. 4.625% 7/15/24	375,000	380,513

TOTAL HEALTHCARE		701,777

Homebuilders/Real Estate - 0.0%
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (h)	15,000	14,963
Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	170,000	180,787
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	25,000	27,438
10.875% 6/1/23 (h)	120,000	136,650

TOTAL LEISURE		164,088

Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	80,000	79,768
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (h)	129,000	130,419
CEC Entertainment LLC 6.75% 5/1/26 (h)	95,000	97,494

TOTAL RESTAURANTS		227,913

Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	105,000	106,633
APX Group, Inc. 7.625% 9/1/23	85,000	87,338
Aramark Services, Inc. 6.375% 5/1/25 (h)	60,000	63,750
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	115,000	118,795

TOTAL SERVICES		376,516

Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	129,246
8.5% 10/30/25 (h)	250,000	264,375

TOTAL SUPER RETAIL		393,621

Technology - 0.2%
CommScope, Inc.:
5.5% 3/1/24 (h)	125,000	128,594
6% 3/1/26 (h)	125,000	131,963
SSL Robotics LLC 9.75% 12/31/23 (h)	88,000	97,111

TOTAL TECHNOLOGY		357,668

Telecommunications - 0.3%
Altice Financing SA 7.5% 5/15/26 (h)	225,000	234,293
Altice France SA:
5.125% 1/15/29 (h)	15,000	15,075
7.375% 5/1/26 (h)	223,000	231,904
Frontier Communications Holdings LLC 5% 5/1/28 (h)	100,000	103,383

TOTAL TELECOMMUNICATIONS		584,655

Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (h)	150,000	162,166
5.25% 5/15/24 (h)	200,000	219,966

TOTAL TRANSPORTATION EX AIR/RAIL		382,132

TOTAL NONCONVERTIBLE BONDS
(Cost $6,818,620)		7,128,296
	Shares	Value

Common Stocks - 1.2%
Capital Goods - 0.1%
TNT Crane & Rigging LLC (f)	4,832	102,728
TNT Crane & Rigging LLC warrants 10/31/25 (f)(i)	1,797	5,930

TOTAL CAPITAL GOODS		108,658

Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (f)	1,374	22,671
Energy - 1.0%
California Resources Corp. (i)	25,296	762,421
California Resources Corp. warrants 10/27/24 (i)	885	6,797
Chesapeake Energy Corp.	14,325	743,754
Chesapeake Energy Corp. (j)	103	5,348
Denbury, Inc. (i)	7,285	559,342

TOTAL ENERGY		2,077,662

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	22,063	12,114
Restaurants - 0.1%
CEC Entertainment, Inc. (f)	15,069	271,242
Super Retail - 0.0%
David's Bridal, Inc. rights (f)(i)	347	0
TOTAL COMMON STOCKS
(Cost $1,375,515)		2,492,347

Nonconvertible Preferred Stocks - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (f)
(Cost $98,250)	786	76,242
	Principal Amount	Value

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5216% (a)(b)(k)	80,000	80,904
3 month U.S. LIBOR + 3.470% 3.6555% (a)(b)(k)	80,000	80,704
TOTAL PREFERRED SECURITIES
(Cost $146,935)		161,608
	Shares	Value

Money Market Funds - 10.6%
Fidelity Cash Central Fund 0.06% (l)
(Cost $21,322,648)	21,318,385	21,322,648
TOTAL INVESTMENT IN SECURITIES - 105.3%
(Cost $212,483,058)		212,974,079
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(10,729,172)
NET ASSETS - 100%		$202,244,907

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $201,238 and $200,502, respectively.

 (f) Level 3 security

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,403,465 or 3.2% of net assets.

 (i) Non-income producing

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,348 or 0.0% of net assets.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$975

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,030
Total	$5,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$10,580,936	$42,477,879	$31,736,106	$(61)	$--	$21,322,648	0.0%
Total	$10,580,936	$42,477,879	$31,736,106	$(61)	$--	$21,322,648

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$12,114	$--	$12,114	$--
Consumer Discretionary	271,242	--	--	271,242
Energy	2,077,662	2,077,662	--	--
Financials	98,913	--	--	98,913
Industrials	108,658	--	--	108,658
Bank Loan Obligations	181,792,938	--	179,936,075	1,856,863
Corporate Bonds	7,128,296	--	7,128,296	--
Preferred Securities	161,608	--	161,608	--
Money Market Funds	21,322,648	21,322,648	--	--
Total Investments in Securities:	$212,974,079	$23,400,310	$187,238,093	$2,335,676

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$1,391,815
Net Realized Gain (Loss) on Investment Securities	(1,315,132)
Net Unrealized Gain (Loss) on Investment Securities	1,603,261
Cost of Purchases	1,432,049
Proceeds of Sales	(240,152)
Amortization/Accretion	(11,496)
Transfers into Level 3	--
Transfers out of Level 3	(524,669)
Ending Balance	$2,335,676
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2021	$264,215

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.5%
Luxembourg	6.4%
Canada	1.3%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $191,160,410)	$191,651,431
Fidelity Central Funds (cost $21,322,648)	21,322,648
Total Investment in Securities (cost $212,483,058)		$212,974,079
Cash		254,176
Receivable for investments sold		1,526,040
Receivable for fund shares sold		132,201
Dividends receivable		35
Interest receivable		761,582
Distributions receivable from Fidelity Central Funds		746
Other receivables		208
Total assets		215,649,067
Liabilities
Payable for investments purchased	$13,248,504
Payable for fund shares redeemed	208
Accrued management fee	90,502
Other affiliated payables	24,762
Other payables and accrued expenses	40,184
Total liabilities		13,404,160
Net Assets		$202,244,907
Net Assets consist of:
Paid in capital		$215,610,247
Total accumulated earnings (loss)		(13,365,340)
Net Assets		$202,244,907
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($8,191,521 ÷ 823,560 shares)		$9.95
Investor Class:
Net Asset Value, offering price and redemption price per share ($194,053,386 ÷ 19,524,414 shares)		$9.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$9,467
Interest		3,658,884
Income from Fidelity Central Funds		5,030
Total income		3,673,381
Expenses
Management fee	$501,393
Transfer agent fees	91,986
Accounting fees and expenses	45,042
Custodian fees and expenses	8,957
Independent trustees' fees and expenses	300
Audit	35,273
Legal	484
Miscellaneous	575
Total expenses before reductions	684,010
Expense reductions	(335)
Total expenses after reductions		683,675
Net investment income (loss)		2,989,706
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,772,104)
Fidelity Central Funds	(61)
Foreign currency transactions	(41)
Total net realized gain (loss)		(2,772,206)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,581,915
Assets and liabilities in foreign currencies	202
Total change in net unrealized appreciation (depreciation)		5,582,117
Net gain (loss)		2,809,911
Net increase (decrease) in net assets resulting from operations		$5,799,617

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,989,706	$7,255,162
Net realized gain (loss)	(2,772,206)	(10,101,006)
Change in net unrealized appreciation (depreciation)	5,582,117	(2,145,391)
Net increase (decrease) in net assets resulting from operations	5,799,617	(4,991,235)
Distributions to shareholders	(593,618)	(8,416,335)
Share transactions - net increase (decrease)	28,420,753	(83,976,072)
Total increase (decrease) in net assets	33,626,752	(97,383,642)
Net Assets
Beginning of period	168,618,155	266,001,797
End of period	$202,244,907	$168,618,155

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Floating Rate High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$9.85	$9.55	$9.93	$9.86	$9.34
Income from Investment Operations
Net investment income (loss)A	.162	.376	.505	.438	.402	.412
Net realized and unrealized gain (loss)	.162	(.104)	.325	(.452)	(.027)	.445
Total from investment operations	.324	.272	.830	(.014)	.375	.857
Distributions from net investment income	(.034)	(.462)	(.530)	(.366)	(.305)	(.337)
Total distributions	(.034)	(.462)	(.530)	(.366)	(.305)	(.337)
Net asset value, end of period	$9.95	$9.66	$9.85	$9.55	$9.93	$9.86
Total ReturnB,C,D	3.36%	2.82%	8.79%	(.16)%	3.81%	9.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.73%	.71%	.71%	.73%	.76%
Expenses net of fee waivers, if any	.72%G	.73%	.71%	.71%	.73%	.76%
Expenses net of all reductions	.72%G	.73%	.70%	.71%	.72%	.76%
Net investment income (loss)	3.32%G	3.95%	5.06%	4.37%	4.01%	4.23%
Supplemental Data
Net assets, end of period (000 omitted)	$8,192	$7,689	$12,292	$12,905	$6,602	$6,810
Portfolio turnover rateH	39%G	40%	29%	45%	68%	54%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Floating Rate High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$9.85	$9.54	$9.93	$9.86	$9.34
Income from Investment Operations
Net investment income (loss)A	.160	.373	.502	.434	.398	.409
Net realized and unrealized gain (loss)	.154	(.105)	.335	(.461)	(.025)	.446
Total from investment operations	.314	.268	.837	(.027)	.373	.855
Distributions from net investment income	(.034)	(.458)	(.527)	(.363)	(.303)	(.335)
Total distributions	(.034)	(.458)	(.527)	(.363)	(.303)	(.335)
Net asset value, end of period	$9.94	$9.66	$9.85	$9.54	$9.93	$9.86
Total ReturnB,C,D	3.26%	2.78%	8.88%	(.30)%	3.79%	9.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.76%	.74%	.74%	.76%	.79%
Expenses net of fee waivers, if any	.75%G	.76%	.74%	.74%	.76%	.79%
Expenses net of all reductions	.75%G	.76%	.74%	.74%	.76%	.79%
Net investment income (loss)	3.29%G	3.91%	5.03%	4.33%	3.97%	4.20%
Supplemental Data
Net assets, end of period (000 omitted)	$194,053	$160,929	$253,710	$253,242	$180,482	$145,821
Portfolio turnover rateH	39%G	40%	29%	45%	68%	54%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,507,324
Gross unrealized depreciation	(2,690,556)
Net unrealized appreciation (depreciation)	$816,768
Tax cost	$212,157,311

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(3,559,118)
Long-term	(10,776,600)
Total capital loss carryforward	$(14,335,718)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Floating Rate High Income Portfolio	64,753,619	33,726,252

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$2,787.07
Investor Class	89,199.10
	$91,986

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Floating Rate High Income Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Floating Rate High Income Portfolio	$28

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP Floating Rate High Income Portfolio	–	14,415

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Floating Rate High Income Portfolio	$171

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $54 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $112.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $169.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Floating Rate High Income Portfolio
Distributions to shareholders
Initial Class	$27,646	$390,895
Investor Class	565,972	8,025,440
Total	$593,618	$8,416,335

9. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Floating Rate High Income Portfolio
Initial Class
Shares sold	372,639	250,158	$3,655,300	$2,383,482
Reinvestment of distributions	2,833	40,656	27,646	390,895
Shares redeemed	(347,725)	(742,517)	(3,415,423)	(6,787,110)
Net increase (decrease)	27,747	(451,703)	$267,523	$(4,012,733)
Investor Class
Shares sold	3,743,895	1,995,709	$36,845,386	$19,338,394
Reinvestment of distributions	57,962	835,197	565,704	8,021,841
Shares redeemed	(942,752)	(11,929,851)	(9,257,860)	(107,323,574)
Net increase (decrease)	2,859,105	(9,098,945)	$28,153,230	$(79,963,339)

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP: Floating Rate High Income Portfolio	100%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Floating Rate High Income Portfolio
Initial Class	.72%
Actual		$1,000.00	$1,033.60	$3.63
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Investor Class	.75%
Actual		$1,000.00	$1,032.60	$3.78
Hypothetical-C		$1,000.00	$1,021.08	$3.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Floating Rate High Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Floating Rate High Income Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Floating Rate High Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ending September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the Initial Class ranked below the SLTG competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that the servicing component of the VIP universe differs by class for both VIP Fidelity and competitor classes and that the servicing component of Initial Class is split between the class-level and the annuity level whereas other competitor classes provide all servicing at the annuity level. The Board noted that the fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily due to transfer agent fees.

The Board further considered that FMR has contractually agreed to reimburse Initial Class and Investor Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.77% and 0.80% through April 30, 2022.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPFHI-SANN-0821
1.9859332.107

Fidelity® Variable Insurance Products:

Growth Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Microsoft Corp.	9.5
Alphabet, Inc. Class A	9.0
Amazon.com, Inc.	5.6
Apple, Inc.	4.1
UnitedHealth Group, Inc.	3.8
NVIDIA Corp.	3.7
Facebook, Inc. Class A	3.4
Adobe, Inc.	3.2
Qualcomm, Inc.	2.2
Tencent Holdings Ltd.	1.8
46.3

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	34.0
Communication Services	17.5
Health Care	14.8
Industrials	11.1
Consumer Discretionary	10.5

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 18.4%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 17.5%
Diversified Telecommunication Services - 0.9%
Cellnex Telecom SA (a)	1,208,466	$76,977,460
Entertainment - 1.4%
Take-Two Interactive Software, Inc. (b)	273,000	48,326,460
Warner Music Group Corp. Class A	2,008,900	72,400,756
		120,727,216
Interactive Media & Services - 14.7%
Alphabet, Inc. Class A (b)	322,098	786,495,675
Facebook, Inc. Class A (b)	863,809	300,355,027
Snap, Inc. Class A (b)	191,700	13,062,438
Tencent Holdings Ltd.	2,113,200	159,108,132
Tongdao Liepin Group (b)	3,280,200	7,579,149
Zoominfo Technologies, Inc.	399,300	20,831,481
		1,287,431,902
Media - 0.5%
Cable One, Inc.	26,300	50,306,903

TOTAL COMMUNICATION SERVICES		1,535,443,481

CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.5%
Ferrari NV	210,900	43,455,945
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (b)	3,744,100	54,326,891
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A	134,800	20,643,272
Dalata Hotel Group PLC (b)	786,300	3,575,582
Flutter Entertainment PLC (b)	152,600	27,747,988
		51,966,842
Household Durables - 0.1%
Blu Investments LLC (c)(d)	14,533,890	4,506
D.R. Horton, Inc.	124,700	11,269,139
		11,273,645
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	484,300	109,829,554
Amazon.com, Inc. (b)	142,200	489,190,752
Coupang, Inc. Class A (b)(e)	68,200	2,852,124
Pinduoduo, Inc. ADR (b)	26,000	3,302,520
		605,174,950
Multiline Retail - 0.1%
Dollarama, Inc.	188,600	8,632,756
Specialty Retail - 0.1%
Aritzia LP (b)	157,900	4,723,243
Mister Car Wash, Inc.	255,300	5,496,609
		10,219,852
Textiles, Apparel & Luxury Goods - 1.6%
LVMH Moet Hennessy Louis Vuitton SE	107,715	84,734,759
Prada SpA	4,818,100	36,581,146
Samsonite International SA (a)(b)	7,436,700	15,209,973
		136,525,878

TOTAL CONSUMER DISCRETIONARY		921,576,759

CONSUMER STAPLES - 3.1%
Beverages - 1.4%
Fever-Tree Drinks PLC	1,059	37,692
Kweichow Moutai Co. Ltd. (A Shares)	178,070	56,717,551
Monster Beverage Corp. (b)	731,000	66,776,850
		123,532,093
Household Products - 1.2%
Energizer Holdings, Inc.	1,009,400	43,384,012
Reckitt Benckiser Group PLC	475,526	42,012,824
The Clorox Co.	116,100	20,887,551
		106,284,387
Tobacco - 0.5%
Swedish Match Co. AB	4,503,000	38,399,755

TOTAL CONSUMER STAPLES		268,216,235

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Reliance Industries Ltd.	3,791,588	107,614,001
Reliance Industries Ltd.	235,605	4,710,991
		112,324,992
FINANCIALS - 4.1%
Banks - 0.4%
HDFC Bank Ltd.	234,578	4,724,997
HDFC Bank Ltd. sponsored ADR (b)	431,200	31,529,344
Metro Bank PLC (b)(e)	85,000	117,816
		36,372,157
Capital Markets - 2.1%
BlackRock, Inc. Class A	29,800	26,074,106
CME Group, Inc.	348,497	74,118,342
Franklin Resources, Inc. (e)	979,300	31,327,807
JMP Group, Inc. (b)	238,900	1,464,457
MSCI, Inc.	34,700	18,497,876
S&P Global, Inc.	11,200	4,597,040
T. Rowe Price Group, Inc.	130,900	25,914,273
		181,993,901
Consumer Finance - 0.4%
Capital One Financial Corp.	224,200	34,681,498
Insurance - 1.2%
American Financial Group, Inc.	318,000	39,660,960
Arthur J. Gallagher & Co.	422,300	59,155,784
BRP Group, Inc. (b)	140,900	3,754,985
		102,571,729

TOTAL FINANCIALS		355,619,285

HEALTH CARE - 14.8%
Biotechnology - 3.8%
Adamas Pharmaceuticals, Inc. (b)	1,837,191	9,700,368
Affimed NV (b)	594,887	5,056,540
Alnylam Pharmaceuticals, Inc. (b)	84,700	14,358,344
Applied Therapeutics, Inc. (b)	435,900	9,058,002
Atara Biotherapeutics, Inc. (b)	410,500	6,383,275
BioNTech SE ADR (b)	149,430	33,454,388
CRISPR Therapeutics AG (b)	91,100	14,748,179
Evelo Biosciences, Inc. (b)	60,600	832,644
Exelixis, Inc. (b)	346,700	6,316,874
Gamida Cell Ltd. (b)	1,674,200	10,731,622
Hookipa Pharma, Inc. (b)	306,100	2,803,876
Innovent Biologics, Inc. (a)(b)	1,085,000	12,653,652
Insmed, Inc. (b)	953,283	27,130,434
Prelude Therapeutics, Inc.	30,200	864,626
Regeneron Pharmaceuticals, Inc. (b)	185,800	103,776,732
Rubius Therapeutics, Inc. (b)	134,856	3,291,835
Seres Therapeutics, Inc. (b)	170,000	4,054,500
Synlogic, Inc. (b)	1,064,100	4,139,349
Vertex Pharmaceuticals, Inc. (b)	237,698	47,927,048
Vor Biopharma, Inc. (b)	500	9,325
Vor Biopharma, Inc.	454,995	8,061,374
XOMA Corp. (b)	234,200	7,962,800
		333,315,787
Health Care Equipment & Supplies - 2.7%
Axonics Modulation Technologies, Inc. (b)	222,500	14,108,725
Danaher Corp.	262,326	70,397,805
Edwards Lifesciences Corp. (b)	384,800	39,853,736
Insulet Corp. (b)	3,200	878,432
Intuitive Surgical, Inc. (b)	82,500	75,870,300
Medacta Group SA (a)(b)	14,350	1,882,832
Nevro Corp. (b)	53,500	8,869,765
Outset Medical, Inc.	56,000	2,798,880
Penumbra, Inc. (b)	61,200	16,772,472
		231,432,947
Health Care Providers & Services - 4.3%
Guardant Health, Inc. (b)	71,200	8,842,328
HealthEquity, Inc. (b)	412,800	33,222,144
UnitedHealth Group, Inc.	838,900	335,929,116
		377,993,588
Health Care Technology - 0.9%
agilon health, Inc. (b)	180,400	7,318,828
Certara, Inc.	183,400	5,195,722
Doximity, Inc.	14,500	843,900
MultiPlan Corp. (c)	1,325,724	12,620,892
MultiPlan Corp.:
warrants (b)(c)	65,630	202,946
Class A (b)(e)	315,200	3,000,704
Schrodinger, Inc. (b)	93,100	7,039,291
Simulations Plus, Inc. (e)	100,700	5,529,437
Veeva Systems, Inc. Class A (b)	116,200	36,132,390
		77,884,110
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (b)	55,714	10,909,915
Berkeley Lights, Inc. (b)(e)	174,400	7,814,864
Bio-Techne Corp.	16,200	7,294,212
Bruker Corp.	598,200	45,451,236
Codexis, Inc. (b)(e)	505,700	11,459,162
Nanostring Technologies, Inc. (b)	111,500	7,224,085
Olink Holding AB ADR (b)	29,000	998,180
		91,151,654
Pharmaceuticals - 2.1%
Aclaris Therapeutics, Inc. (b)	257,100	4,514,676
Eli Lilly & Co.	604,300	138,698,936
Endo International PLC (b)	2,632,100	12,318,228
Nuvation Bio, Inc.	326,843	2,890,763
Revance Therapeutics, Inc. (b)	442,900	13,127,556
Zoetis, Inc. Class A	46,500	8,665,740
		180,215,899

TOTAL HEALTH CARE		1,291,993,985

INDUSTRIALS - 11.1%
Aerospace & Defense - 1.7%
Airbus Group NV (b)	557,300	71,809,690
Axon Enterprise, Inc. (b)	98,300	17,379,440
Northrop Grumman Corp.	57,800	21,006,254
TransDigm Group, Inc. (b)	62,796	40,647,223
		150,842,607
Airlines - 0.8%
Ryanair Holdings PLC sponsored ADR (b)	617,600	66,830,496
Building Products - 0.2%
Builders FirstSource, Inc. (b)	349,475	14,908,604
Fortune Brands Home & Security, Inc.	49,110	4,891,847
		19,800,451
Construction & Engineering - 0.5%
Fluor Corp. (b)	2,120,200	37,527,540
Willscot Mobile Mini Holdings (b)	291,100	8,112,957
		45,640,497
Electrical Equipment - 1.1%
AMETEK, Inc.	3,420	456,570
Ballard Power Systems, Inc. (b)(e)	30,600	554,472
Bloom Energy Corp. Class A (b)(e)	153,100	4,113,797
Ceres Power Holdings PLC (b)	572,100	8,364,949
Eaton Corp. PLC	57,500	8,520,350
Encore Wire Corp.	158,300	11,997,557
Generac Holdings, Inc. (b)	153,200	63,600,980
		97,608,675
Industrial Conglomerates - 1.5%
General Electric Co.	9,697,600	130,529,696
Machinery - 0.9%
Ingersoll Rand, Inc. (b)	1,063,100	51,889,911
Otis Worldwide Corp.	110,487	9,034,522
Woodward, Inc.	184,200	22,634,496
		83,558,929
Professional Services - 2.4%
CACI International, Inc. Class A (b)	82,500	21,047,400
Clarivate Analytics PLC (b)	799,800	22,018,494
Equifax, Inc.	347,600	83,253,676
KBR, Inc.	861,400	32,862,410
Upwork, Inc. (b)	847,174	49,381,772
		208,563,752
Road & Rail - 1.5%
Canadian Pacific Railway Ltd.	329,900	25,372,609
CSX Corp.	969,300	31,095,144
Uber Technologies, Inc. (b)	1,446,740	72,510,609
		128,978,362
Trading Companies & Distributors - 0.5%
Ferguson PLC	293,500	40,802,854

TOTAL INDUSTRIALS		973,156,319

INFORMATION TECHNOLOGY - 33.9%
Electronic Equipment & Components - 0.4%
Dolby Laboratories, Inc. Class A	185,300	18,213,137
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,109,000	12,472,750
Jabil, Inc.	52,709	3,063,447
		33,749,334
IT Services - 3.1%
Adyen BV (a)(b)	10,000	24,523,311
Amadeus IT Holding SA Class A (b)	366,400	25,772,096
Black Knight, Inc. (b)	339,434	26,469,063
Edenred SA	2,710	154,403
MasterCard, Inc. Class A	73,500	26,834,115
MongoDB, Inc. Class A (b)	201,900	72,990,888
Shopify, Inc. Class A (b)	27,400	40,071,505
Square, Inc. (b)	175,700	42,835,660
VeriSign, Inc. (b)	72,500	16,507,525
		276,158,566
Semiconductors & Semiconductor Equipment - 8.3%
Aixtron AG	732,900	19,857,477
ASML Holding NV	103,100	71,225,604
eMemory Technology, Inc.	64,000	3,060,446
Enphase Energy, Inc. (b)	164,700	30,243,861
MediaTek, Inc.	148,000	5,099,884
NVIDIA Corp.	408,800	327,080,880
Qualcomm, Inc.	1,358,700	194,198,991
SiTime Corp. (b)	61,500	7,785,285
SolarEdge Technologies, Inc. (b)	62,500	17,273,125
Universal Display Corp.	214,300	47,645,319
		723,470,872
Software - 17.2%
Adobe, Inc. (b)	483,500	283,156,940
Anaplan, Inc. (b)	114,500	6,102,850
Autodesk, Inc. (b)	88,900	25,949,910
Cloudflare, Inc. (b)	106,300	11,250,792
Coupa Software, Inc. (b)	97,900	25,660,569
CyberArk Software Ltd. (b)	310,200	40,409,754
Datadog, Inc. Class A (b)	13,400	1,394,672
Duck Creek Technologies, Inc. (b)	7,400	321,974
Elastic NV (b)	5,300	772,528
Epic Games, Inc. (c)(d)	5,869	5,194,065
FireEye, Inc. (b)	4,607,300	93,159,606
Intuit, Inc.	59,200	29,018,064
Manhattan Associates, Inc. (b)	330,800	47,913,072
Microsoft Corp.	3,080,500	834,507,453
Palo Alto Networks, Inc. (b)	254,800	94,543,540
SentinelOne, Inc.	38,600	1,640,500
Volue A/S	862,200	4,976,840
		1,505,973,129
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	2,629,500	360,136,320
Samsung Electronics Co. Ltd.	944,270	67,435,919
		427,572,239

TOTAL INFORMATION TECHNOLOGY		2,966,924,140

MATERIALS - 2.7%
Chemicals - 2.5%
Albemarle Corp. U.S.	365,600	61,588,976
Axalta Coating Systems Ltd. (b)	375,800	11,458,142
Corbion NV	117,600	6,721,210
LG Chemical Ltd.	60,990	45,877,434
Sherwin-Williams Co.	243,900	66,450,555
The Chemours Co. LLC	760,100	26,451,480
		218,547,797
Metals & Mining - 0.2%
First Quantum Minerals Ltd.	406,900	9,378,132
Lynas Rare Earths Ltd. (b)	402,708	1,724,482
MP Materials Corp. (b)(e)	129,700	4,780,742
		15,883,356

TOTAL MATERIALS		234,431,153

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Equity Residential (SBI)	178,600	13,752,200
Prologis (REIT), Inc.	147,200	17,594,816
		31,347,016
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	107,000	4,126,990
TOTAL COMMON STOCKS
(Cost $4,652,753,065)		8,695,160,355

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	198,400	832,288
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(c)(d)	181,657	5,690
Software - 0.1%
ASAPP, Inc. Series C (c)(d)	654,971	4,320,909

TOTAL INFORMATION TECHNOLOGY		4,326,599

MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (c)(d)	137,249	5,929,157
Series C3 (c)(d)	171,560	7,411,392
Series C4 (c)(d)	48,240	2,083,968
Series C5 (c)(d)	96,064	4,149,965
		19,574,482
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $19,617,827)		24,733,369

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.06% (f)	67,152,358	67,165,788
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	19,001,178	19,003,078
TOTAL MONEY MARKET FUNDS
(Cost $86,168,866)		86,168,866
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $4,758,539,758)		8,806,062,590
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(56,961,976)
NET ASSETS - 100%		$8,749,100,614

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,247,228 or 1.5% of net assets.

 (b) Non-income producing

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,755,778 or 0.5% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
ASAPP, Inc. Series C	4/30/21	$4,320,909
Blu Investments LLC	5/21/20	$25,138
ElevateBio LLC Series C	3/9/21	$832,288
Epic Games, Inc.	3/29/21	$5,194,065
Illuminated Holdings, Inc. Series C2	7/7/20	$3,431,225
Illuminated Holdings, Inc. Series C3	7/7/20	$5,146,800
Illuminated Holdings, Inc. Series C4	1/8/21	$1,736,640
Illuminated Holdings, Inc. Series C5	6/16/21	$4,149,965
MultiPlan Corp.	10/8/20	$13,125,980
MultiPlan Corp. warrants	10/8/20	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,791
Fidelity Securities Lending Cash Central Fund	289,554
Total	$294,345

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$20,523,967	$536,578,358	$489,937,130	$593	$--	$67,165,788	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	54,822,440	172,188,916	208,008,278	--	--	19,003,078	0.1%
Total	$75,346,407	$708,767,274	$697,945,408	$593	$--	$86,168,866

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,535,443,481	$1,376,335,349	$159,108,132	$--
Consumer Discretionary	921,576,759	836,837,494	84,734,759	4,506
Consumer Staples	268,216,235	226,203,411	42,012,824	--
Energy	112,324,992	112,324,992	--	--
Financials	355,619,285	355,619,285	--	--
Health Care	1,292,826,273	1,280,838,902	11,155,083	832,288
Industrials	973,156,319	901,346,629	71,809,690	--
Information Technology	2,971,250,739	2,937,206,764	24,523,311	9,520,664
Materials	254,005,635	234,431,153	--	19,574,482
Real Estate	31,347,016	31,347,016	--	--
Utilities	4,126,990	4,126,990	--	--
Money Market Funds	86,168,866	86,168,866	--	--
Total Investments in Securities:	$8,806,062,590	$8,382,786,851	$393,343,799	$29,931,940
Net unrealized depreciation on unfunded commitments	$(1,844,019)	$--	$(1,844,019)	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.6%
Cayman Islands	3.3%
Netherlands	2.6%
India	1.7%
Ireland	1.4%
Korea (South)	1.3%
Spain	1.2%
France	1.0%
Others (Individually Less Than 1%)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,573,841) — See accompanying schedule: Unaffiliated issuers (cost $4,672,370,892)	$8,719,893,724
Fidelity Central Funds (cost $86,168,866)	86,168,866
Total Investment in Securities (cost $4,758,539,758)		$8,806,062,590
Foreign currency held at value (cost $151,654)		151,614
Receivable for investments sold		14,931,711
Receivable for fund shares sold		1,490,893
Dividends receivable		2,566,615
Distributions receivable from Fidelity Central Funds		8,920
Other receivables		157,273
Total assets		8,825,369,616
Liabilities
Payable to custodian bank	$661,602
Payable for investments purchased	32,077,148
Unrealized depreciation on unfunded commitments	1,844,019
Payable for fund shares redeemed	12,718,002
Accrued management fee	3,762,236
Distribution and service plan fees payable	460,232
Other affiliated payables	617,149
Other payables and accrued expenses	5,146,277
Collateral on securities loaned	18,982,337
Total liabilities		76,269,002
Net Assets		$8,749,100,614
Net Assets consist of:
Paid in capital		$3,956,573,864
Total accumulated earnings (loss)		4,792,526,750
Net Assets		$8,749,100,614
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($4,914,469,233 ÷ 47,408,783 shares)		$103.66
Service Class:
Net Asset Value, offering price and redemption price per share ($1,118,411,114 ÷ 10,862,001 shares)		$102.97
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,813,124,855 ÷ 17,983,912 shares)		$100.82
Investor Class:
Net Asset Value, offering price and redemption price per share ($903,095,412 ÷ 8,774,054 shares)		$102.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$31,250,210
Income from Fidelity Central Funds (including $289,554 from security lending)		294,345
Total income		31,544,555
Expenses
Management fee	$21,765,285
Transfer agent fees	2,952,873
Distribution and service plan fees	2,630,534
Accounting fees	607,648
Custodian fees and expenses	85,400
Independent trustees' fees and expenses	13,713
Audit	34,602
Legal	9,405
Interest	5,781
Miscellaneous	20,709
Total expenses before reductions	28,125,950
Expense reductions	(273,121)
Total expenses after reductions		27,852,829
Net investment income (loss)		3,691,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	758,465,313
Fidelity Central Funds	593
Foreign currency transactions	(173,727)
Total net realized gain (loss)		758,292,179
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $47,392)	295,163,381
Unfunded commitments	(1,844,019)
Assets and liabilities in foreign currencies	(19,182)
Total change in net unrealized appreciation (depreciation)		293,300,180
Net gain (loss)		1,051,592,359
Net increase (decrease) in net assets resulting from operations		$1,055,284,085

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,691,726	$(3,388,838)
Net realized gain (loss)	758,292,179	1,050,340,232
Change in net unrealized appreciation (depreciation)	293,300,180	1,407,937,314
Net increase (decrease) in net assets resulting from operations	1,055,284,085	2,454,888,708
Distributions to shareholders	(961,386,968)	(617,512,979)
Share transactions - net increase (decrease)	723,480,826	176,892,682
Total increase (decrease) in net assets	817,377,943	2,014,268,411
Net Assets
Beginning of period	7,931,722,671	5,917,454,260
End of period	$8,749,100,614	$7,931,722,671

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$103.00	$79.09	$63.12	$74.05	$59.31	$65.75
Income from Investment Operations
Net investment income (loss)A	.08	.01	.18	.21	.15	.12
Net realized and unrealized gain (loss)	13.09	32.21	20.42	(.25)B	19.66	(.48)
Total from investment operations	13.17	32.22	20.60	(.04)	19.81	(.36)
Distributions from net investment income	–	(.07)	(.19)	(.18)	(.15)	(.02)
Distributions from net realized gain	(12.51)	(8.25)	(4.44)	(10.72)	(4.92)	(6.06)
Total distributions	(12.51)	(8.31)C	(4.63)	(10.89)C	(5.07)	(6.08)
Net asset value, end of period	$103.66	$103.00	$79.09	$63.12	$74.05	$59.31
Total ReturnD,E,F	13.60%	43.89%	34.31%	(.17)%B	35.13%	.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.61%I	.62%	.63%	.63%	.64%	.64%
Expenses net of fee waivers, if any	.61%I	.62%	.62%	.63%	.64%	.64%
Expenses net of all reductions	.60%I	.61%	.62%	.62%	.63%	.64%
Net investment income (loss)	.16%I	.02%	.25%	.30%	.22%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$4,914,469	$4,533,075	$3,441,605	$2,869,484	$3,165,086	$2,736,295
Portfolio turnover rateJ	51%I	53%	47%	34%	50%	61%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.20) %

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$102.42	$78.69	$62.83	$73.76	$59.10	$65.57
Income from Investment Operations
Net investment income (loss)A	.03	(.07)	.11	.14	.08	.06
Net realized and unrealized gain (loss)	13.02	32.03	20.31	(.25)B	19.59	(.47)
Total from investment operations	13.05	31.96	20.42	(.11)	19.67	(.41)
Distributions from net investment income	–	(.05)	(.12)	(.11)	(.09)	–
Distributions from net realized gain	(12.50)	(8.18)	(4.44)	(10.72)	(4.92)	(6.06)
Total distributions	(12.50)	(8.23)	(4.56)	(10.82)C	(5.01)	(6.06)
Net asset value, end of period	$102.97	$102.42	$78.69	$62.83	$73.76	$59.10
Total ReturnD,E,F	13.54%	43.77%	34.17%	(.27)%B	35.00%	.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.72%	.73%	.73%	.74%	.74%
Expenses net of fee waivers, if any	.71%I	.72%	.72%	.73%	.74%	.74%
Expenses net of all reductions	.70%I	.71%	.72%	.72%	.73%	.74%
Net investment income (loss)	.06%I	(.08)%	.15%	.20%	.12%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,118,411	$1,018,192	$745,767	$600,590	$624,381	$482,603
Portfolio turnover rateJ	51%I	53%	47%	34%	50%	61%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.30) %

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$100.58	$77.43	$61.91	$72.86	$58.44	$65.01
Income from Investment Operations
Net investment income (loss)A	(.04)	(.19)	–B	.03	(.02)	(.03)
Net realized and unrealized gain (loss)	12.76	31.46	20.00	(.23)C	19.36	(.48)
Total from investment operations	12.72	31.27	20.00	(.20)	19.34	(.51)
Distributions from net investment income	–	(.04)	(.04)	(.03)	(.06)	–
Distributions from net realized gain	(12.48)	(8.08)	(4.44)	(10.72)	(4.86)	(6.06)
Total distributions	(12.48)	(8.12)	(4.48)	(10.75)	(4.92)	(6.06)
Net asset value, end of period	$100.82	$100.58	$77.43	$61.91	$72.86	$58.44
Total ReturnD,E,F	13.45%	43.55%	33.98%	(.43)%C	34.81%	.55%
Ratios to Average Net AssetsG,H
Expenses before reductions	.86%I	.87%	.88%	.88%	.89%	.89%
Expenses net of fee waivers, if any	.86%I	.87%	.87%	.88%	.89%	.89%
Expenses net of all reductions	.85%I	.86%	.87%	.87%	.88%	.89%
Net investment income (loss)	(.09)%I	(.23)%	- %J	.05%	(.03)%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,813,125	$1,587,581	$1,182,162	$971,010	$1,069,117	$783,297
Portfolio turnover rateK	51%I	53%	47%	34%	50%	61%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.46) %

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$102.38	$78.66	$62.81	$73.73	$59.08	$65.55
Income from Investment Operations
Net investment income (loss)A	.04	(.05)	.12	.15	.10	.07
Net realized and unrealized gain (loss)	13.01	32.02	20.30	(.23)B	19.58	(.48)
Total from investment operations	13.05	31.97	20.42	(.08)	19.68	(.41)
Distributions from net investment income	–	(.06)	(.13)	(.12)	(.10)	–
Distributions from net realized gain	(12.50)	(8.20)	(4.44)	(10.72)	(4.92)	(6.06)
Total distributions	(12.50)	(8.25)C	(4.57)	(10.84)	(5.03)C	(6.06)
Net asset value, end of period	$102.93	$102.38	$78.66	$62.81	$73.73	$59.08
Total ReturnD,E,F	13.55%	43.80%	34.18%	(.24)%B	35.03%	.71%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%I	.70%	.70%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.68%I	.70%	.70%	.71%	.72%	.72%
Expenses net of all reductions	.68%I	.69%	.70%	.70%	.71%	.72%
Net investment income (loss)	.08%I	(.06)%	.17%	.22%	.14%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$903,095	$792,875	$547,920	$457,395	$448,392	$291,497
Portfolio turnover rateJ	51%I	53%	47%	34%	50%	61%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (.27) %

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Growth Portfolio	$58,703

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships (including allocations from Fidelity Central Funds), deferred Trustees compensation, net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,118,324,183
Gross unrealized depreciation	(77,624,813)
Net unrealized appreciation (depreciation)	$4,040,699,370
Tax cost	$4,763,519,201

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Portfolio	2,090,654,191	2,344,474,926

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$530,302
Service Class 2	2,100,232
$2,630,534

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$1,491,188.06
Service Class	337,070.06
Service Class 2	534,038.06
Investor Class	590,577.14
	$2,952,873

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Growth Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Growth Portfolio	$36,798

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Growth Portfolio	Borrower	$13,628,980.31%		$5,781

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Portfolio	95,551,025	140,271,502

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. During the period, there were no borrowings on this line of credit.

Amount
VIP Growth Portfolio	$7,893

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Growth Portfolio	$30,085	$1,115	$1,113,172

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $261,370 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,751.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Growth Portfolio
Distributions to shareholders
Initial Class	$544,157,194	$358,011,706
Service Class	123,350,584	77,881,583
Service Class 2	196,839,721	123,304,387
Investor Class	97,039,469	58,315,303
Total	$961,386,968	$617,512,979

10. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Growth Portfolio
Initial Class
Shares sold	810,670	2,421,748	$79,768,816	$197,372,757
Reinvestment of distributions	5,597,749	4,467,092	544,157,194	358,011,706
Shares redeemed	(3,010,440)	(6,395,612)	(298,664,193)	(527,253,371)
Net increase (decrease)	3,397,979	493,228	$325,261,817	$28,131,092
Service Class
Shares sold	354,630	1,238,658	$35,153,609	$102,304,855
Reinvestment of distributions	1,276,921	977,801	123,350,584	77,881,583
Shares redeemed	(711,110)	(1,751,676)	(69,662,795)	(144,513,037)
Net increase (decrease)	920,441	464,783	$88,841,398	$35,673,401
Service Class 2
Shares sold	1,425,000	2,657,391	$137,577,915	$218,698,194
Reinvestment of distributions	2,079,879	1,580,689	196,839,721	123,304,387
Shares redeemed	(1,305,931)	(3,720,391)	(124,704,761)	(293,491,865)
Net increase (decrease)	2,198,948	517,689	$209,712,875	$48,510,716
Investor Class
Shares sold	475,352	1,145,918	$46,669,416	$92,937,912
Reinvestment of distributions	1,005,070	731,173	97,039,469	58,315,303
Shares redeemed	(450,983)	(1,097,743)	(44,044,149)	(86,675,742)
Net increase (decrease)	1,029,439	779,348	$99,664,736	$64,577,473

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Growth Portfolio	19%	2	38%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Growth Portfolio
Initial Class	.61%
Actual		$1,000.00	$1,136.00	$3.23
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Service Class	.71%
Actual		$1,000.00	$1,135.40	$3.76
Hypothetical-C		$1,000.00	$1,021.27	$3.56
Service Class 2.86%
Actual		$1,000.00	$1,134.50	$4.55
Hypothetical-C		$1,000.00	$1,020.53	$4.31
Investor Class	.68%
Actual		$1,000.00	$1,135.50	$3.60
Hypothetical-C		$1,000.00	$1,021.42	$3.41

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Growth Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Growth Portfolio

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Growth Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of Initial Class ranked below the SLTG competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that the servicing component of the VIP universe differs by class for both VIP Fidelity and competitor classes and that the servicing component of Initial Class is split between the class-level and the annuity level whereas other competitor classes provide all servicing at the annuity level. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPGRWT-SANN-0821
1.705692.123

Fidelity® Variable Insurance Products:

High Income Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

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Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

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Investment Summary (Unaudited)

Top Five Holdings as of June 30, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Altice France SA	2.4
TransDigm, Inc.	2.2
Bombardier, Inc.	2.1
C&W Senior Financing Designated Activity Co.	2.1
Occidental Petroleum Corp.	2.0
10.8

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Energy	16.4
Telecommunications	12.0
Healthcare	7.1
Services	6.2
Aerospace	5.9

Quality Diversification (% of fund's net assets)

As of June 30, 2021
BBB	0.7%
BB	25.4%
B	53.4%
CCC,CC,C	15.2%
Not Rated	1.0%
Equities	0.6%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Nonconvertible Bonds	90.1%
Convertible Bonds, Preferred Stocks	1.3%
Common Stocks	0.6%
Bank Loan Obligations	4.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 23.4%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.4%
	Principal Amount	Value
Convertible Bonds - 1.3%
Broadcasting - 0.7%
DISH Network Corp. 2.375% 3/15/24	$7,126,000	$6,907,766
Energy - 0.6%
Mesquite Energy, Inc.:
15% 7/15/23 (a)(b)	580,578	2,177,168
15% 7/15/23 (a)(b)	1,002,320	3,407,888
		5,585,056

TOTAL CONVERTIBLE BONDS		12,492,822

Nonconvertible Bonds - 90.1%
Aerospace - 5.9%
Allegheny Technologies, Inc. 5.875% 12/1/27	6,785,000	7,107,288
Bombardier, Inc.:
7.125% 6/15/26 (c)	5,885,000	6,135,113
7.5% 12/1/24 (c)	1,950,000	2,037,750
7.5% 3/15/25 (c)	6,300,000	6,478,605
7.875% 4/15/27 (c)	6,425,000	6,665,938
BWX Technologies, Inc. 4.125% 6/30/28 (c)	1,785,000	1,818,469
Howmet Aerospace, Inc. 6.75% 1/15/28	110,000	132,550
Kaiser Aluminum Corp.:
4.5% 6/1/31 (c)	1,760,000	1,804,950
4.625% 3/1/28 (c)	2,735,000	2,825,600
Moog, Inc. 4.25% 12/15/27 (c)	2,140,000	2,214,900
TransDigm, Inc.:
4.625% 1/15/29 (c)	3,185,000	3,186,115
5.5% 11/15/27	9,785,000	10,213,094
6.25% 3/15/26 (c)	2,860,000	3,017,300
7.5% 3/15/27	850,000	904,188
8% 12/15/25 (c)	4,020,000	4,343,610
		58,885,470
Automotive & Auto Parts - 0.0%
Real Hero Merger Sub 2 6.25% 2/1/29 (c)	280,000	290,416
Broadcasting - 1.2%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (c)	2,045,000	1,324,138
Gray Television, Inc. 4.75% 10/15/30 (c)	895,000	891,894
Sinclair Television Group, Inc.:
5.125% 2/15/27 (c)	2,290,000	2,298,588
5.5% 3/1/30 (c)	1,010,000	1,029,786
Sirius XM Radio, Inc.:
4% 7/15/28 (c)	1,595,000	1,642,850
4.125% 7/1/30 (c)	575,000	580,106
Tegna, Inc.:
4.625% 3/15/28	1,100,000	1,141,250
5% 9/15/29	425,000	444,754
Univision Communications, Inc.:
4.5% 5/1/29 (c)	1,265,000	1,274,488
6.625% 6/1/27 (c)	1,815,000	1,966,643
		12,594,497
Building Materials - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	2,180,000	2,262,884
SRS Distribution, Inc. 4.625% 7/1/28 (c)	780,000	797,550
		3,060,434
Cable/Satellite TV - 4.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (c)	2,925,000	2,979,844
4.5% 8/15/30 (c)	1,750,000	1,822,124
4.5% 5/1/32	2,190,000	2,269,388
4.5% 6/1/33 (c)	1,870,000	1,913,496
5% 2/1/28 (c)	8,430,000	8,840,963
CSC Holdings LLC:
4.125% 12/1/30 (c)	1,195,000	1,187,531
4.625% 12/1/30 (c)	5,090,000	4,993,850
5.75% 1/15/30 (c)	2,510,000	2,607,263
Dolya Holdco 18 DAC 5% 7/15/28 (c)	2,285,000	2,330,700
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (c)	3,595,000	3,720,825
6.5% 9/15/28 (c)	4,775,000	5,016,854
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	3,000,000	3,156,000
Virgin Media Finance PLC 5% 7/15/30 (c)	2,395,000	2,406,975
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (c)	690,000	695,175
5.5% 5/15/29 (c)	1,555,000	1,671,159
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	185,000	189,346
Ziggo BV:
4.875% 1/15/30 (c)	990,000	1,014,750
5.5% 1/15/27 (c)	2,457,000	2,552,209
		49,368,452
Capital Goods - 0.6%
Mueller Water Products, Inc. 4% 6/15/29 (c)	1,110,000	1,140,658
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	4,830,000	5,089,613
		6,230,271
Chemicals - 4.9%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	2,155,000	2,257,363
Bausch Health Companies, Inc. 6.25% 2/15/29 (c)	3,160,000	3,125,398
CF Industries Holdings, Inc.:
4.95% 6/1/43	1,823,000	2,154,950
5.15% 3/15/34	170,000	205,689
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.8689% 6/15/22 (c)(d)(e)	4,410,000	4,362,615
6.5% 5/15/26 (c)	3,425,000	3,513,571
6.875% 6/15/25 (c)	645,000	657,042
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (c)	2,645,000	2,684,675
7% 12/31/27 (c)	260,000	260,588
Methanex Corp.:
5.125% 10/15/27	2,855,000	3,083,400
5.25% 12/15/29	320,000	344,800
5.65% 12/1/44	1,917,000	1,983,175
NOVA Chemicals Corp.:
4.25% 5/15/29 (c)	1,135,000	1,148,887
5.25% 6/1/27 (c)	2,090,000	2,252,602
Olin Corp.:
5% 2/1/30	1,830,000	1,951,238
5.625% 8/1/29	1,715,000	1,897,529
The Chemours Co. LLC:
5.375% 5/15/27	6,542,000	7,095,257
5.75% 11/15/28 (c)	7,500,000	8,023,275
Valvoline, Inc. 4.25% 2/15/30 (c)	660,000	681,437
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (c)	1,140,000	1,208,742
		48,892,233
Consumer Products - 0.6%
Mattel, Inc.:
3.75% 4/1/29 (c)	1,555,000	1,617,200
5.45% 11/1/41	250,000	288,125
6.2% 10/1/40	1,945,000	2,397,213
Prestige Brands, Inc. 3.75% 4/1/31 (c)	1,255,000	1,209,977
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)	600,000	589,578
		6,102,093
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (c)	95,000	98,088
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	2,965,000	3,009,475
7.875% 7/15/26 (c)	2,805,000	2,917,200
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	3,555,000	3,735,239
8.5% 8/15/27 (c)	2,470,000	2,685,384
		12,445,386
Diversified Financial Services - 2.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (c)	1,860,000	1,850,700
5.25% 5/15/27 (c)	6,975,000	7,184,250
5.25% 5/15/27	3,780,000	3,893,400
6.25% 5/15/26	4,405,000	4,673,705
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27 (c)	900,000	898,727
4.75% 6/15/29 (c)	1,695,000	1,695,000
VMED O2 UK Financing I PLC 4.25% 1/31/31 (c)	2,690,000	2,642,602
		22,838,384
Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (c)	4,725,000	4,973,063
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (c)	1,110,000	1,113,108
5.625% 10/1/28 (c)	1,850,000	1,953,767
5.875% 10/1/30 (c)	1,840,000	2,002,699
Terrier Media Buyer, Inc. 8.875% 12/15/27 (c)	2,105,000	2,276,031
		12,318,668
Energy - 15.1%
Apache Corp.:
4.25% 1/15/30	435,000	458,925
5.1% 9/1/40	2,085,000	2,184,038
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)	530,000	539,964
California Resources Corp. 7.125% 2/1/26 (c)	1,465,000	1,541,649
Cheniere Energy, Inc. 4.625% 10/15/28 (c)	2,905,000	3,064,775
Citgo Petroleum Corp.:
6.375% 6/15/26 (c)	6,680,000	6,963,900
7% 6/15/25 (c)	4,677,000	4,873,761
CNX Resources Corp. 6% 1/15/29 (c)	430,000	464,925
Comstock Resources, Inc.:
5.875% 1/15/30 (c)	2,660,000	2,713,200
6.75% 3/1/29 (c)	3,065,000	3,264,930
7.5% 5/15/25 (c)	434,000	450,275
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	5,473,000	5,616,666
5.75% 4/1/25	5,907,000	6,073,577
6% 2/1/29 (c)	5,200,000	5,447,000
CVR Energy, Inc.:
5.25% 2/15/25 (c)	5,536,000	5,538,823
5.75% 2/15/28 (c)	4,164,000	4,196,063
DCP Midstream Operating LP 8.125% 8/16/30	55,000	73,013
Delek Logistics Partners LP 7.125% 6/1/28 (c)	2,780,000	2,932,900
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	450,000	467,438
5.75% 1/30/28 (c)	1,635,000	1,743,319
6.625% 7/15/25 (c)	395,000	422,650
EnLink Midstream LLC 5.625% 1/15/28 (c)	395,000	417,274
EnLink Midstream Partners LP:
5.05% 4/1/45	515,000	442,900
5.45% 6/1/47	1,080,000	958,500
5.6% 4/1/44	185,000	167,425
EQM Midstream Partners LP:
4.75% 1/15/31 (c)	960,000	989,222
6.5% 7/1/27 (c)	1,705,000	1,901,075
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	2,060,000	2,209,350
Harvest Midstream I LP 7.5% 9/1/28 (c)	1,790,000	1,943,940
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	2,465,000	2,585,169
5.625% 2/15/26 (c)	3,785,000	3,947,755
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)	670,000	711,875
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	2,885,000	2,949,913
MEG Energy Corp.:
5.875% 2/1/29 (c)	1,090,000	1,136,325
7.125% 2/1/27 (c)	1,090,000	1,161,204
Mesquite Energy, Inc. 7.25% 2/15/23 (b)(c)(f)	5,722,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (c)	6,955,000	7,106,619
6.75% 9/15/25 (c)	8,015,000	8,205,356
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (c)	6,690,000	7,024,500
Occidental Petroleum Corp.:
3.5% 8/15/29	1,715,000	1,721,174
4.3% 8/15/39	590,000	563,450
5.55% 3/15/26	2,880,000	3,182,400
6.125% 1/1/31	1,365,000	1,605,963
6.2% 3/15/40	575,000	650,164
6.45% 9/15/36	3,050,000	3,646,580
7.5% 5/1/31	3,730,000	4,699,800
7.875% 9/15/31	375,000	481,875
8.875% 7/15/30	1,270,000	1,698,485
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (c)	5,490,000	5,517,450
Rockies Express Pipeline LLC:
4.8% 5/15/30 (c)	85,000	84,819
4.95% 7/15/29 (c)	1,010,000	1,041,613
6.875% 4/15/40 (c)	385,000	407,138
SM Energy Co. 6.5% 7/15/28	390,000	400,733
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	1,120,000	1,139,600
5.875% 3/15/28	500,000	531,250
6% 4/15/27	65,000	67,974
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (c)	670,000	690,113
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (c)	1,652,000	1,680,910
6% 3/1/27 (c)	3,850,000	3,965,500
6% 12/31/30 (c)	2,070,000	2,152,013
7.5% 10/1/25 (c)	210,000	229,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (c)	1,800,000	1,851,570
4.875% 2/1/31 (c)	2,567,000	2,778,778
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	862,750	839,025
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (c)	165,000	170,775
Transocean Pontus Ltd. 6.125% 8/1/25 (c)	431,375	436,429
Transocean Poseidon Ltd. 6.875% 2/1/27 (c)	595,000	595,000
Transocean Proteus Ltd. 6.25% 12/1/24 (c)	181,500	183,315
Transocean Sentry Ltd. 5.375% 5/15/23 (c)	877,618	857,872
Western Gas Partners LP:
4.35% 2/1/25	1,750,000	1,849,033
4.65% 7/1/26	660,000	704,339
5.3% 2/1/30	2,170,000	2,430,411
		151,745,695
Environmental - 1.1%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	3,630,000	3,620,925
Madison IAQ LLC:
4.125% 6/30/28 (c)	2,380,000	2,403,800
5.875% 6/30/29 (c)	2,975,000	3,027,063
Stericycle, Inc. 3.875% 1/15/29 (c)	1,625,000	1,621,799
		10,673,587
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (c)	3,997,000	3,952,034
4.875% 2/15/30 (c)	1,430,000	1,525,109
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (c)	395,000	390,442
		5,867,585
Food/Beverage/Tobacco - 3.3%
C&S Group Enterprises LLC 5% 12/15/28 (c)	3,210,000	3,181,913
JBS Finance Luxembourg SARL 3.625% 1/15/32 (c)	1,605,000	1,604,502
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (c)	940,000	1,032,825
JBS U.S.A. Lux SA / JBS Food Co.:
3.75% 12/1/31 (c)	2,195,000	2,246,034
5.5% 1/15/30 (c)	2,735,000	3,058,769
6.5% 4/15/29 (c)	5,495,000	6,202,481
Performance Food Group, Inc.:
5.5% 10/15/27 (c)	1,830,000	1,923,239
6.875% 5/1/25 (c)	2,480,000	2,641,498
Post Holdings, Inc.:
4.5% 9/15/31 (c)	2,295,000	2,291,213
4.625% 4/15/30 (c)	1,125,000	1,143,934
Primo Water Holdings, Inc. 4.375% 4/30/29 (c)	2,945,000	2,945,000
TreeHouse Foods, Inc. 4% 9/1/28	1,465,000	1,454,013
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)	2,235,000	2,240,588
U.S. Foods, Inc. 4.75% 2/15/29 (c)	1,285,000	1,310,700
		33,276,709
Gaming - 4.5%
Affinity Gaming LLC 6.875% 12/15/27 (c)	2,425,000	2,573,531
Boyd Gaming Corp. 4.75% 12/1/27	1,090,000	1,128,150
Caesars Entertainment, Inc.:
6.25% 7/1/25 (c)	3,365,000	3,566,900
8.125% 7/1/27 (c)	6,135,000	6,823,347
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	4,330,000	4,384,125
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	3,070,000	3,261,875
Golden Nugget, Inc. 6.75% 10/15/24 (c)	4,845,000	4,894,516
MCE Finance Ltd.:
5.375% 12/4/29 (c)	940,000	991,700
5.75% 7/21/28 (c)	1,420,000	1,498,100
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28	2,895,000	3,061,463
5.75% 2/1/27	870,000	967,979
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (c)	795,000	806,114
Station Casinos LLC:
4.5% 2/15/28 (c)	2,835,000	2,883,323
5% 10/1/25 (c)	1,860,000	1,887,900
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	1,935,000	2,078,384
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	1,845,000	1,870,715
5.5% 10/1/27 (c)	2,950,000	3,062,100
		45,740,222
Healthcare - 6.5%
Avantor Funding, Inc. 4.625% 7/15/28 (c)	2,795,000	2,950,877
Bausch Health Companies, Inc.:
4.875% 6/1/28 (c)	1,335,000	1,366,373
5% 1/30/28 (c)	1,420,000	1,347,225
5% 2/15/29 (c)	595,000	554,838
7% 1/15/28 (c)	2,335,000	2,405,050
Centene Corp. 4.625% 12/15/29	3,100,000	3,409,287
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (c)	660,000	669,075
4.25% 5/1/28 (c)	290,000	299,788
Community Health Systems, Inc.:
4.75% 2/15/31 (c)	2,065,000	2,072,744
5.625% 3/15/27 (c)	2,145,000	2,289,788
6% 1/15/29 (c)	1,190,000	1,273,300
6.125% 4/1/30 (c)	1,680,000	1,705,200
6.875% 4/15/29 (c)	1,160,000	1,213,905
8% 3/15/26 (c)	2,480,000	2,672,200
CTR Partnership LP/CareTrust Capital Corp.:
3.875% 6/30/28 (c)	1,200,000	1,225,344
5.25% 6/1/25	3,145,000	3,227,556
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	5,075,000	5,218,217
Hologic, Inc.:
3.25% 2/15/29 (c)	2,030,000	2,012,238
4.625% 2/1/28 (c)	395,000	414,750
IQVIA, Inc. 5% 5/15/27 (c)	2,745,000	2,875,388
Jazz Securities DAC 4.375% 1/15/29 (c)	1,485,000	1,539,648
Molina Healthcare, Inc. 3.875% 11/15/30 (c)	855,000	890,269
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (c)	1,930,000	1,968,214
5.125% 4/30/31 (c)	1,230,000	1,267,146
Owens & Minor, Inc. 4.5% 3/31/29 (c)	585,000	601,088
Radiology Partners, Inc. 9.25% 2/1/28 (c)	2,216,000	2,448,680
RP Escrow Issuer LLC 5.25% 12/15/25 (c)	3,120,000	3,256,500
Teleflex, Inc. 4.25% 6/1/28 (c)	535,000	557,738
Tenet Healthcare Corp.:
4.25% 6/1/29 (c)	2,345,000	2,374,313
4.625% 6/15/28 (c)	2,470,000	2,542,124
4.875% 1/1/26 (c)	1,550,000	1,607,660
6.125% 10/1/28 (c)	4,680,000	4,987,195
6.25% 2/1/27 (c)	1,195,000	1,247,281
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (c)	670,000	728,223
Vizient, Inc. 6.25% 5/15/27 (c)	240,000	253,800
		65,473,022
Homebuilders/Real Estate - 2.3%
Howard Hughes Corp.:
4.125% 2/1/29 (c)	775,000	775,016
4.375% 2/1/31 (c)	775,000	772,195
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (c)	2,735,000	2,859,142
Service Properties Trust:
4.95% 2/15/27	920,000	915,400
4.95% 10/1/29	905,000	892,556
5.5% 12/15/27	845,000	901,810
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (c)	4,155,000	4,144,613
6.5% 2/15/29 (c)	11,885,000	11,914,713
		23,175,445
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (c)	2,175,000	2,147,813
3.75% 5/1/29 (c)	295,000	297,950
4% 5/1/31 (c)	1,055,000	1,064,358
NCL Finance Ltd. 6.125% 3/15/28 (c)	370,000	387,742
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (c)	370,000	373,700
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (c)	1,060,000	1,100,503
		5,372,066
Insurance - 1.7%
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (c)	260,000	263,897
6.75% 10/15/27 (c)	8,742,000	9,187,492
AmWINS Group, Inc. 7.75% 7/1/26 (c)	1,795,000	1,903,867
AssuredPartners, Inc. 5.625% 1/15/29 (c)	795,000	795,000
HUB International Ltd. 7% 5/1/26 (c)	2,155,000	2,234,929
USI, Inc. 6.875% 5/1/25 (c)	2,235,000	2,263,005
		16,648,190
Leisure - 2.0%
Carnival Corp.:
5.75% 3/1/27 (c)	4,050,000	4,242,375
6.65% 1/15/28	175,000	189,438
7.625% 3/1/26 (c)	4,445,000	4,828,381
NCL Corp. Ltd. 5.875% 3/15/26 (c)	525,000	549,938
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (c)	2,390,000	2,387,013
5.5% 4/1/28 (c)	2,785,000	2,916,731
9.125% 6/15/23 (c)	470,000	515,825
11.5% 6/1/25 (c)	2,005,000	2,310,763
Viking Cruises Ltd. 13% 5/15/25 (c)	635,000	747,039
Voc Escrow Ltd. 5% 2/15/28 (c)	1,150,000	1,162,650
		19,850,153
Metals/Mining - 0.9%
First Quantum Minerals Ltd.:
6.875% 10/15/27 (c)	2,238,000	2,427,559
7.25% 4/1/23 (c)	4,195,000	4,268,413
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31 (c)	1,800,000	1,921,500
4.5% 9/15/27 (c)	40,000	43,500
Howmet Aerospace, Inc. 5.95% 2/1/37	95,000	114,964
HudBay Minerals, Inc. 4.5% 4/1/26 (c)	500,000	500,625
		9,276,561
Paper - 0.7%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 4% 9/1/29 (c)	2,295,000	2,275,665
Intertape Polymer Group, Inc. 4.375% 6/15/29 (c)	2,020,000	2,048,371
SPA Holdings 3 OY 4.875% 2/4/28 (c)	2,600,000	2,619,500
		6,943,536
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4% 10/15/30 (c)	3,815,000	3,691,013
Yum! Brands, Inc. 4.625% 1/31/32	1,985,000	2,084,250
		5,775,263
Services - 5.8%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)	4,200,000	4,265,310
AECOM 5.125% 3/15/27	2,775,000	3,095,175
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (c)	450,000	456,206
APX Group, Inc. 6.75% 2/15/27 (c)	2,032,000	2,166,518
Aramark Services, Inc. 5% 2/1/28 (c)	3,815,000	3,995,068
Ascend Learning LLC:
6.875% 8/1/25 (c)	335,000	341,281
6.875% 8/1/25 (c)	2,470,000	2,516,313
ASGN, Inc. 4.625% 5/15/28 (c)	1,020,000	1,068,419
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (c)	849,000	849,665
4.625% 6/1/28 (c)	2,326,000	2,334,397
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (c)	2,865,000	2,922,300
4% 7/1/29 (c)	400,000	409,000
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	5,105,000	5,190,407
CoreCivic, Inc.:
4.75% 10/15/27	1,155,000	1,053,591
8.25% 4/15/26	1,780,000	1,847,106
Gartner, Inc.:
3.625% 6/15/29 (c)	575,000	583,625
3.75% 10/1/30 (c)	955,000	977,070
GEMS MENASA Cayman Ltd. 7.125% 7/31/26(c)	5,635,000	5,820,955
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (c)	3,035,000	3,163,988
PowerTeam Services LLC 9.033% 12/4/25 (c)	1,170,000	1,287,000
Service Corp. International:
4% 5/15/31	1,460,000	1,490,186
5.125% 6/1/29	1,420,000	1,540,700
Sotheby's 7.375% 10/15/27 (c)	5,185,000	5,593,319
The GEO Group, Inc. 6% 4/15/26	1,315,000	1,065,150
TriNet Group, Inc. 3.5% 3/1/29 (c)	2,295,000	2,262,870
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)	2,393,000	2,498,531
		58,794,150
Super Retail - 1.5%
EG Global Finance PLC:
6.75% 2/7/25 (c)	2,170,000	2,243,704
8.5% 10/30/25 (c)	3,690,000	3,902,175
L Brands, Inc.:
5.25% 2/1/28	235,000	262,906
6.625% 10/1/30 (c)	360,000	416,700
6.694% 1/15/27	850,000	1,000,051
6.75% 7/1/36	1,210,000	1,515,525
LBM Acquisition LLC 6.25% 1/15/29 (c)	360,000	362,772
Levi Strauss & Co. 3.5% 3/1/31 (c)	1,310,000	1,302,402
The William Carter Co. 5.625% 3/15/27 (c)	1,575,000	1,657,215
Wolverine World Wide, Inc. 6.375% 5/15/25 (c)	2,335,000	2,484,136
		15,147,586
Technology - 4.2%
Acuris Finance U.S. 5% 5/1/28 (c)	3,535,000	3,523,900
Arches Buyer, Inc.:
4.25% 6/1/28 (c)	1,905,000	1,883,569
6.125% 12/1/28 (c)	3,405,000	3,507,150
Black Knight InfoServ LLC 3.625% 9/1/28 (c)	2,525,000	2,512,274
CDK Global, Inc. 5.25% 5/15/29 (c)	465,000	507,506
Clarivate Science Holdings Corp.:
3.875% 6/30/28 (c)	715,000	721,514
4.875% 6/30/29 (c)	675,000	692,719
Crowdstrike Holdings, Inc. 3% 2/15/29	1,080,000	1,081,026
Elastic NV 0% 6/30/29 (c)	540,000	540,000
Gartner, Inc. 4.5% 7/1/28 (c)	1,470,000	1,552,496
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)	3,323,000	3,450,055
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	2,260,000	2,542,500
ON Semiconductor Corp. 3.875% 9/1/28 (c)	1,115,000	1,148,606
Rackspace Hosting, Inc. 5.375% 12/1/28 (c)	12,272,000	12,578,800
Sensata Technologies BV 4% 4/15/29 (c)	995,000	1,010,008
TTM Technologies, Inc. 4% 3/1/29 (c)	4,080,000	4,104,725
Twilio, Inc. 3.875% 3/15/31	730,000	749,163
		42,106,011
Telecommunications - 11.5%
Altice Financing SA:
5% 1/15/28 (c)	3,230,000	3,165,949
7.5% 5/15/26 (c)	2,260,000	2,353,338
Altice France Holding SA 6% 2/15/28 (c)	4,250,000	4,218,125
Altice France SA:
5.125% 1/15/29 (c)	5,570,000	5,597,850
5.125% 7/15/29 (c)	3,525,000	3,542,273
5.5% 1/15/28 (c)	6,850,000	7,108,245
8.125% 2/1/27 (c)	6,580,000	7,168,910
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	13,430,000	14,353,277
7.5% 10/15/26 (c)	6,270,000	6,583,500
Cablevision Lightpath LLC:
3.875% 9/15/27 (c)	455,000	449,695
5.625% 9/15/28 (c)	360,000	366,660
Consolidated Communications, Inc. 5% 10/1/28 (c)	535,000	542,356
Frontier Communications Holdings LLC:
5% 5/1/28 (c)	4,695,000	4,853,832
5.875% 10/15/27 (c)	1,820,000	1,949,675
6.75% 5/1/29 (c)	2,335,000	2,482,735
Level 3 Financing, Inc.:
3.625% 1/15/29 (c)	340,000	328,100
4.25% 7/1/28 (c)	2,320,000	2,354,243
4.625% 9/15/27 (c)	1,979,000	2,054,044
Lumen Technologies, Inc.:
4.5% 1/15/29 (c)	4,950,000	4,830,953
5.125% 12/15/26 (c)	4,130,000	4,290,038
6.875% 1/15/28	162,000	181,135
Millicom International Cellular SA 4.5% 4/27/31 (c)	200,000	208,038
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 6% 2/15/28 (c)	325,000	325,712
Sable International Finance Ltd. 5.75% 9/7/27 (c)	515,000	540,596
Sprint Capital Corp.:
6.875% 11/15/28	6,978,000	8,949,285
8.75% 3/15/32	3,865,000	5,874,800
Telecom Italia Capital SA:
6% 9/30/34	1,185,000	1,367,194
7.2% 7/18/36	845,000	1,092,965
7.721% 6/4/38	235,000	320,368
Uniti Group, Inc.:
7.125% 12/15/24 (c)	2,325,000	2,403,469
7.875% 2/15/25 (c)	8,450,000	9,052,063
Windstream Escrow LLC 7.75% 8/15/28 (c)	3,450,000	3,553,500
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	1,600,000	1,588,992
6.125% 3/1/28 (c)	1,810,000	1,848,463
		115,900,378
Transportation Ex Air/Rail - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (c)	595,000	612,910
Utilities - 4.1%
Clearway Energy Operating LLC:
3.75% 2/15/31 (c)	2,350,000	2,338,250
4.75% 3/15/28 (c)	585,000	613,519
DCP Midstream Operating LP:
5.125% 5/15/29	1,645,000	1,817,725
5.625% 7/15/27	2,305,000	2,621,938
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,282,000	1,358,920
InterGen NV 7% 6/30/23 (c)	4,960,000	4,922,800
NRG Energy, Inc.:
3.375% 2/15/29 (c)	2,705,000	2,647,573
3.625% 2/15/31 (c)	820,000	805,814
5.25% 6/15/29 (c)	2,105,000	2,239,194
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	6,783,626	7,224,561
PG&E Corp.:
5% 7/1/28	1,170,000	1,183,010
5.25% 7/1/30	4,705,000	4,749,698
Pike Corp. 5.5% 9/1/28 (c)	4,280,000	4,451,200
Vistra Operations Co. LLC:
5% 7/31/27 (c)	1,948,000	1,999,875
5.625% 2/15/27 (c)	2,175,000	2,256,563
		41,230,640

TOTAL NONCONVERTIBLE BONDS		906,636,013

TOTAL CORPORATE BONDS
(Cost $887,493,774)		919,128,835
	Shares	Value

Common Stocks - 0.6%
Energy - 0.6%
California Resources Corp. (g)	10,167	306,433
California Resources Corp. warrants 10/27/24 (g)	1,768	13,578
Jonah Energy Parent LLC (b)	58,499	2,738,338
Mesquite Energy, Inc. (b)	82,533	2,989,337

TOTAL ENERGY		6,047,686

Telecommunications - 0.0%
CUI Acquisition Corp. Class E (b)(g)	1	35,011
TOTAL COMMON STOCKS
(Cost $5,297,179)		6,082,697
	Principal Amount	Value

Bank Loan Obligations - 4.3%
Cable/Satellite TV - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (d)(e)(h)	1,290,543	1,286,245
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5/7/25 (e)(h)(i)	2,395,000	2,322,144
Energy - 0.1%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (d)(e)(h)	1,406,368	1,394,822
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(f)(h)(j)	1,525,908	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(f)(h)(j)	658,000	0

TOTAL ENERGY		1,394,822

Food/Beverage/Tobacco - 0.1%
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1473% 2/6/25 (d)(e)(h)	947,552	939,772
Gaming - 1.0%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (d)(e)(h)	4,091,766	4,061,077
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (d)(e)(h)	5,529,608	5,484,929

TOTAL GAMING		9,546,006

Healthcare - 0.6%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (d)(e)(h)	4,054,812	4,063,935
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (d)(e)(h)	185,000	185,117
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (d)(e)(h)	475,000	476,335
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (d)(e)(h)	1,015,598	1,019,193

TOTAL HEALTHCARE		5,744,580

Insurance - 0.5%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (d)(e)(h)	2,200,372	2,202,198
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9257% 4/25/25 (d)(e)(h)	2,543,445	2,513,915

TOTAL INSURANCE		4,716,113

Services - 0.4%
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (d)(e)(h)	815,000	817,038
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (d)(e)(h)	3,230,400	3,175,386
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (d)(e)(h)	259,664	251,781

TOTAL SERVICES		4,244,205

Super Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 2.25% 12/18/27(d)(e)(h)	1,942,405	1,927,429
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (d)(e)(h)(k)	432,727	429,391

TOTAL SUPER RETAIL		2,356,820

Technology - 0.6%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (d)(e)(h)	589,062	590,535
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8226% 4/30/27 (d)(e)(h)	1,443,630	1,442,909
Tempo Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (d)(e)(h)	2,431,578	2,434,107
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (d)(e)(h)	1,235,678	1,236,395

TOTAL TECHNOLOGY		5,703,946

Telecommunications - 0.5%
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9% 5/31/25 (d)(e)(h)	3,392,939	2,665,153
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (d)(e)(h)	280,000	284,726
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (d)(e)(h)	2,116,460	2,128,376

TOTAL TELECOMMUNICATIONS		5,078,255

TOTAL BANK LOAN OBLIGATIONS
(Cost $44,497,270)		43,332,908
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund 0.06% (l)
(Cost $40,832,060)	40,824,222	40,832,386
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $978,120,283)		1,009,376,826
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,461,107)
NET ASSETS - 100%		$1,005,915,719

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,585,056 or 0.6% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $755,089,178 or 75.1% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Non-income producing

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) The coupon rate will be determined upon settlement of the loan after period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $10,606 and $10,524, respectively.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 4/15/21	$580,578
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 4/15/21	1,002,320

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,245
Total	$7,245

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$15,871,226	$215,182,561	$190,221,248	$(152)	$(1)	$40,832,386	0.1%
Total	$15,871,226	$215,182,561	$190,221,248	$(152)	$(1)	$40,832,386

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$35,011	$--	$--	$35,011
Energy	6,047,686	320,011	--	5,727,675
Corporate Bonds	919,128,835	--	913,543,778	5,585,057
Bank Loan Obligations	43,332,908	--	43,332,908	--
Money Market Funds	40,832,386	40,832,386	--	--
Total Investments in Securities:	$1,009,376,826	$41,152,397	$956,876,686	$11,347,743

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$3,711,900
Net Realized Gain (Loss) on Investment Securities	(2,119,144)
Net Unrealized Gain (Loss) on Investment Securities	9,841,295
Cost of Purchases	104,519
Proceeds of Sales	--
Amortization/Accretion	(190,827)
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$11,347,743
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2021	$7,531,824

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.6%
Canada	5.5%
Luxembourg	3.3%
Ireland	2.5%
France	2.4%
Netherlands	2.0%
Multi-National	1.9%
Cayman Islands	1.7%
United Kingdom	1.5%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $937,288,223)	$968,544,440
Fidelity Central Funds (cost $40,832,060)	40,832,386
Total Investment in Securities (cost $978,120,283)		$1,009,376,826
Cash		12,603
Receivable for investments sold		3,219,207
Receivable for fund shares sold		229,384
Dividends receivable		11,463
Interest receivable		13,773,345
Distributions receivable from Fidelity Central Funds		1,526
Other receivables		99
Total assets		1,026,624,453
Liabilities
Payable for investments purchased	$19,669,840
Payable for fund shares redeemed	400,645
Accrued management fee	454,745
Distribution and service plan fees payable	41,148
Other affiliated payables	98,700
Other payables and accrued expenses	43,656
Total liabilities		20,708,734
Net Assets		$1,005,915,719
Net Assets consist of:
Paid in capital		$1,045,832,872
Total accumulated earnings (loss)		(39,917,153)
Net Assets		$1,005,915,719
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($314,524,455 ÷ 57,889,166 shares)		$5.43
Service Class:
Net Asset Value, offering price and redemption price per share ($79,295,698 ÷ 14,720,986 shares)		$5.39
Service Class 2:
Net Asset Value, offering price and redemption price per share ($167,448,057 ÷ 32,173,036 shares)		$5.20
Investor Class:
Net Asset Value, offering price and redemption price per share ($444,647,509 ÷ 82,354,956 shares)		$5.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Interest		$25,329,000
Income from Fidelity Central Funds		7,245
Total income		25,336,245
Expenses
Management fee	$2,674,017
Transfer agent fees	405,721
Distribution and service plan fees	240,276
Accounting fees and expenses	175,461
Custodian fees and expenses	8,388
Independent trustees' fees and expenses	1,640
Audit	40,388
Legal	2,040
Miscellaneous	2,785
Total expenses before reductions	3,550,716
Expense reductions	(1,689)
Total expenses after reductions		3,549,027
Net investment income (loss)		21,787,218
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,194,560
Fidelity Central Funds	(152)
Total net realized gain (loss)		12,194,408
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,834,411)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(2,834,412)
Net gain (loss)		9,359,996
Net increase (decrease) in net assets resulting from operations		$31,147,214

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,787,218	$47,269,542
Net realized gain (loss)	12,194,408	(36,758,696)
Change in net unrealized appreciation (depreciation)	(2,834,412)	10,013,121
Net increase (decrease) in net assets resulting from operations	31,147,214	20,523,967
Distributions to shareholders	(8,022,280)	(47,004,184)
Share transactions - net increase (decrease)	13,677,798	(48,310,959)
Total increase (decrease) in net assets	36,802,732	(74,791,176)
Net Assets
Beginning of period	969,112,987	1,043,904,163
End of period	$1,005,915,719	$969,112,987

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP High Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$5.31	$5.43	$4.97	$5.46	$5.38	$4.95
Income from Investment Operations
Net investment income (loss)A	.120	.266	.286	.288	.290	.320
Net realized and unrealized gain (loss)	.044	(.121)	.457	(.473)	.091	.402
Total from investment operations	.164	.145	.743	(.185)	.381	.722
Distributions from net investment income	(.044)	(.265)	(.283)	(.305)	(.301)	(.292)
Total distributions	(.044)	(.265)	(.283)	(.305)	(.301)	(.292)
Net asset value, end of period	$5.43	$5.31	$5.43	$4.97	$5.46	$5.38
Total ReturnB,C,D	3.11%	2.75%	15.11%	(3.46)%	7.13%	14.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.67%	.67%	.67%	.67%	.68%
Expenses net of fee waivers, if any	.67%G	.67%	.67%	.67%	.67%	.68%
Expenses net of all reductions	.67%G	.67%	.67%	.67%	.67%	.68%
Net investment income (loss)	4.57%G	5.14%	5.31%	5.33%	5.22%	6.05%
Supplemental Data
Net assets, end of period (000 omitted)	$314,524	$313,973	$327,442	$299,239	$355,469	$457,620
Portfolio turnover rateH	73%G	72%	30%	69%	70%	73%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$5.26	$5.38	$4.93	$5.42	$5.34	$4.92
Income from Investment Operations
Net investment income (loss)A	.116	.259	.279	.280	.283	.311
Net realized and unrealized gain (loss)	.057	(.120)	.449	(.471)	.092	.395
Total from investment operations	.173	.139	.728	(.191)	.375	.706
Distributions from net investment income	(.043)	(.259)	(.278)	(.299)	(.295)	(.286)
Total distributions	(.043)	(.259)	(.278)	(.299)	(.295)	(.286)
Net asset value, end of period	$5.39	$5.26	$5.38	$4.93	$5.42	$5.34
Total ReturnB,C,D	3.31%	2.65%	14.92%	(3.60)%	7.07%	14.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.77%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.77%G	.77%	.77%	.77%	.77%	.78%
Expenses net of all reductions	.77%G	.77%	.77%	.77%	.77%	.78%
Net investment income (loss)	4.46%G	5.04%	5.21%	5.23%	5.12%	5.95%
Supplemental Data
Net assets, end of period (000 omitted)	$79,296	$53,326	$66,123	$58,231	$68,104	$84,945
Portfolio turnover rateH	73%G	72%	30%	69%	70%	73%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$5.09	$5.22	$4.79	$5.27	$5.20	$4.80
Income from Investment Operations
Net investment income (loss)A	.109	.244	.262	.264	.267	.296
Net realized and unrealized gain (loss)	.043	(.121)	.438	(.451)	.090	.383
Total from investment operations	.152	.123	.700	(.187)	.357	.679
Distributions from net investment income	(.042)	(.253)	(.270)	(.293)	(.287)	(.279)
Total distributions	(.042)	(.253)	(.270)	(.293)	(.287)	(.279)
Net asset value, end of period	$5.20	$5.09	$5.22	$4.79	$5.27	$5.20
Total ReturnB,C,D	3.01%	2.42%	14.77%	(3.63)%	6.91%	14.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.92%G	.92%	.92%	.92%	.92%	.93%
Expenses net of fee waivers, if any	.92%G	.92%	.92%	.92%	.92%	.93%
Expenses net of all reductions	.92%G	.92%	.92%	.92%	.92%	.93%
Net investment income (loss)	4.31%G	4.89%	5.06%	5.08%	4.97%	5.80%
Supplemental Data
Net assets, end of period (000 omitted)	$167,448	$170,257	$187,747	$139,564	$166,993	$189,179
Portfolio turnover rateH	73%G	72%	30%	69%	70%	73%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP High Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$5.27	$5.39	$4.94	$5.43	$5.36	$4.93
Income from Investment Operations
Net investment income (loss)A	.119	.263	.283	.284	.287	.317
Net realized and unrealized gain (loss)	.055	(.119)	.448	(.470)	.083	.403
Total from investment operations	.174	.144	.731	(.186)	.370	.720
Distributions from net investment income	(.044)	(.264)	(.281)	(.304)	(.300)	(.290)
Total distributions	(.044)	(.264)	(.281)	(.304)	(.300)	(.290)
Net asset value, end of period	$5.40	$5.27	$5.39	$4.94	$5.43	$5.36
Total ReturnB,C,D	3.33%	2.74%	14.94%	(3.50)%	6.95%	14.64%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.71%	.70%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.70%G	.71%	.70%	.71%	.71%	.71%
Expenses net of all reductions	.70%G	.71%	.70%	.71%	.71%	.71%
Net investment income (loss)	4.53%G	5.11%	5.28%	5.30%	5.18%	6.02%
Supplemental Data
Net assets, end of period (000 omitted)	$444,648	$431,557	$462,593	$391,173	$456,983	$469,732
Portfolio turnover rateH	73%G	72%	30%	69%	70%	73%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$5,762,686	Market comparable	Transaction price	$29.35	Increase
			Discount rate	10.0% - 20.0% / 14.8%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise Value/EBITDA multiple (EV/EBITDA)	3.8 – 4.0 / 3.9	Increase
		Recovery value	Recovery value	45228.20%	Increase
		Book value	Book value multiple	1.0	Increase
Corporate Bonds	$5,585,057	Market comparable	Discount rate	10.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise Value/EBITDA multiple (EV/EBITDA)	3.8	Increase
		Recovery value	Recovery value	0.0%	Increase
		Book value	Book value multiple	1.0	Increase
Bank Loan Obligations	$ -	Recovery value	Recovery value	0.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$45,681,119
Gross unrealized depreciation	(12,502,476)
Net unrealized appreciation (depreciation)	$33,178,643
Tax cost	$976,198,183

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(42,982,296)
Long-term	(64,089,941)
Total capital loss carryforward	$(107,072,237)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP High Income Portfolio	361,404,166	342,763,282

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$33,112
Service Class 2	207,164
$240,276

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$105,709.07
Service Class	22,516.07
Service Class 2	56,349.07
Investor Class	221,147.10
	$405,721

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP High Income Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP High Income Portfolio	$143

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP High Income Portfolio	$960

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $475 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $252.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $962.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP High Income Portfolio
Distributions to shareholders
Initial Class	$2,567,266	$15,186,395
Service Class	454,189	2,588,287
Service Class 2	1,399,937	8,136,361
Investor Class	3,600,888	21,093,141
Total	$8,022,280	$47,004,184

9. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP High Income Portfolio
Initial Class
Shares sold	3,701,815	7,828,791	$19,688,912	$40,541,734
Reinvestment of distributions	485,306	2,885,195	2,567,266	15,186,395
Shares redeemed	(5,479,247)	(11,887,391)	(29,131,058)	(61,018,472)
Net increase (decrease)	(1,292,126)	(1,173,405)	$(6,874,880)	$(5,290,343)
Service Class
Shares sold	5,548,172	3,385,369	$29,289,003	$17,308,661
Reinvestment of distributions	86,677	495,370	454,189	2,588,287
Shares redeemed	(1,048,580)	(6,031,210)	(5,536,519)	(31,043,815)
Net increase (decrease)	4,586,269	(2,150,471)	$24,206,673	$(11,146,867)
Service Class 2
Shares sold	6,454,406	20,817,025	$32,842,064	$102,995,226
Reinvestment of distributions	276,122	1,610,356	1,399,937	8,136,361
Shares redeemed	(8,018,789)	(24,966,605)	(40,632,546)	(124,070,315)
Net increase (decrease)	(1,288,261)	(2,539,224)	$(6,390,545)	$(12,938,728)
Investor Class
Shares sold	4,055,314	17,448,094	$21,446,156	$87,498,777
Reinvestment of distributions	685,884	4,029,639	3,600,888	21,093,141
Shares redeemed	(4,226,334)	(25,383,687)	(22,310,494)	(127,526,939)
Net increase (decrease)	514,864	(3,905,954)	$2,736,550	$(18,935,021)

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: High Income Portfolio	49%	1	14%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP High Income Portfolio
Initial Class	.67%
Actual		$1,000.00	$1,031.10	$3.37
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Service Class	.77%
Actual		$1,000.00	$1,033.10	$3.88
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Service Class 2.92%
Actual		$1,000.00	$1,030.10	$4.63
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Investor Class	.70%
Actual		$1,000.00	$1,033.30	$3.53
Hypothetical-C		$1,000.00	$1,021.32	$3.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP High Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in December 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP High Income Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the charts above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP High Income Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the Initial Class ranked above the SLTG competitive median and equal to the ASPG competitive median for the 12-month period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily due to differences in transfer agent fees.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPHI-SANN-0821
1.705694.123

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2021
Japan	13.1%
France	12.2%
Switzerland	10.2%
United Kingdom	10.0%
Netherlands	8.9%
United States of America*	7.7%
Sweden	7.5%
Germany	6.7%
Spain	3.7%
Other	20.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of June 30, 2021

% of fund's net assets
Stocks	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6

Top Ten Stocks as of June 30, 2021

% of fund's net assets
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.7
Nestle SA (Reg. S) (Switzerland, Food Products)	2.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1
AIA Group Ltd. (Hong Kong, Insurance)	1.6
DSV Panalpina A/S (Denmark, Air Freight & Logistics)	1.5
Diageo PLC (United Kingdom, Beverages)	1.4
Addlife AB (Sweden, Life Sciences Tools & Services)	1.4
Sony Group Corp. (Japan, Household Durables)	1.4
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.3
18.2

Top Market Sectors as of June 30, 2021

% of fund's net assets
Industrials	22.0
Information Technology	18.5
Financials	17.2
Health Care	13.0
Consumer Discretionary	9.7
Consumer Staples	7.7
Materials	4.9
Communication Services	2.6
Utilities	1.2
Real Estate	1.0

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 0.1%
Lynas Rare Earths Ltd. (a)	621,134	$2,659,829
Austria - 0.4%
Erste Group Bank AG	208,600	7,652,930
Bailiwick of Jersey - 1.0%
Ferguson PLC	108,700	15,111,653
Sanne Group PLC	469,925	5,408,393

TOTAL BAILIWICK OF JERSEY		20,520,046

Belgium - 0.8%
KBC Groep NV	199,999	15,248,669
Bermuda - 1.8%
Genpact Ltd.	223,133	10,136,932
Hiscox Ltd. (a)	566,945	6,521,865
IHS Markit Ltd.	166,805	18,792,251

TOTAL BERMUDA		35,451,048

Canada - 1.1%
Constellation Software, Inc.	13,695	20,741,473
Topicus.Com, Inc.	26,214	1,904,300

TOTAL CANADA		22,645,773

Cayman Islands - 1.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	54,484	12,355,882
NetEase, Inc. ADR	83,700	9,646,425
Parade Technologies Ltd.	190,000	9,425,987

TOTAL CAYMAN ISLANDS		31,428,294

China - 0.4%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	940,700	7,590,050
Denmark - 1.5%
DSV Panalpina A/S	128,872	30,053,865
Finland - 0.8%
Nordea Bank ABP (Stockholm Stock Exchange)	1,359,803	15,142,652
France - 12.2%
Air Liquide SA	110,400	19,358,644
ALTEN	96,481	12,790,182
BNP Paribas SA	341,700	21,444,970
Capgemini SA	130,365	25,042,008
Dassault Systemes SA	75,816	18,384,309
Edenred SA	276,642	15,761,758
Legrand SA	200,000	21,168,009
LVMH Moet Hennessy Louis Vuitton SE	57,430	45,177,712
Pernod Ricard SA	84,842	18,832,582
Safran SA	122,300	16,973,153
SR Teleperformance SA	62,124	25,215,027

TOTAL FRANCE		240,148,354

Germany - 6.7%
adidas AG	49,456	18,454,896
Allianz SE	95,486	23,810,697
Auto1 Group SE (b)	21,200	931,359
Brenntag AG	130,200	12,106,844
Deutsche Borse AG	94,672	16,524,278
Hannover Reuck SE	90,025	15,062,022
Merck KGaA	92,700	17,773,906
SAP SE	68,715	9,651,692
Siemens Healthineers AG (b)	245,200	15,025,748
SUSE SA (a)	66,600	2,609,990

TOTAL GERMANY		131,951,432

Hong Kong - 1.6%
AIA Group Ltd.	2,534,400	31,440,699
India - 1.3%
HDFC Bank Ltd.	699,791	14,095,568
Reliance Industries Ltd.	29,840	596,660
Reliance Industries Ltd.	369,400	10,484,423

TOTAL INDIA		25,176,651

Ireland - 2.3%
Flutter Entertainment PLC (a)	48,790	8,871,719
Kerry Group PLC Class A	71,700	10,015,153
Kingspan Group PLC (Ireland)	153,800	14,523,815
Linde PLC	40,168	11,612,569

TOTAL IRELAND		45,023,256

Italy - 2.3%
FinecoBank SpA (a)	780,899	13,611,480
GVS SpA (b)	109,736	1,796,950
Moncler SpA	199,100	13,470,886
Recordati SpA	298,319	17,049,871

TOTAL ITALY		45,929,187

Japan - 13.1%
Daikin Industries Ltd.	76,281	14,214,948
Elecom Co. Ltd.	259,116	4,856,020
Fujifilm Holdings Corp.	195,200	14,476,374
Hoya Corp.	195,611	25,935,911
Iriso Electronics Co. Ltd.	105,829	5,105,931
Kao Corp.	173,074	10,648,191
Keyence Corp.	35,161	17,745,869
KH Neochem Co. Ltd.	40,301	936,288
Nitori Holdings Co. Ltd.	53,573	9,460,839
NOF Corp.	195,511	10,189,556
Olympus Corp.	563,988	11,209,195
Persol Holdings Co. Ltd.	467,803	9,242,788
Recruit Holdings Co. Ltd.	421,771	20,683,143
Relo Group, Inc.	333,674	7,628,894
S Foods, Inc.	140,737	4,167,827
SMC Corp.	26,985	15,946,399
Sony Group Corp.	274,633	26,630,411
Suzuki Motor Corp.	198,876	8,415,465
TIS, Inc.	303,274	7,744,618
Tokyo Electron Ltd.	54,232	23,470,674
Tsuruha Holdings, Inc.	91,467	10,629,092

TOTAL JAPAN		259,338,433

Kenya - 0.4%
Safaricom Ltd.	20,584,900	7,907,730
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	192,755	13,765,777
Netherlands - 8.9%
Akzo Nobel NV	105,800	13,072,135
ASM International NV (Netherlands)	49,400	16,225,566
ASML Holding NV (Netherlands)	76,339	52,698,280
Corbion NV	28,600	1,634,580
Euronext NV (b)	120,589	13,112,037
IMCD NV	149,926	23,839,595
Koninklijke Philips Electronics NV	365,244	18,128,586
Prosus NV	154,200	15,106,604
Wolters Kluwer NV	227,617	22,865,662

TOTAL NETHERLANDS		176,683,045

New Zealand - 0.4%
EBOS Group Ltd.	344,879	7,786,575
Norway - 0.7%
Schibsted ASA:
(A Shares)	269,600	13,013,218
(B Shares)	22	916

TOTAL NORWAY		13,014,134

Spain - 3.7%
Aena SME SA (a)(b)	67,600	11,085,672
Amadeus IT Holding SA Class A (a)	252,007	17,725,842
Cellnex Telecom SA (b)	301,055	19,176,749
Iberdrola SA	1,985,866	24,216,956

TOTAL SPAIN		72,205,219

Sweden - 7.4%
Addlife AB	887,324	27,268,461
AddTech AB (B Shares)	889,009	14,750,853
ASSA ABLOY AB (B Shares)	587,556	17,713,592
Atlas Copco AB (A Shares)	286,919	17,567,633
Hexagon AB (B Shares)	1,532,494	22,706,002
Indutrade AB	970,041	24,823,148
Kry International AB (c)	587	248,923
Nordnet AB	361,600	6,103,355
Swedish Match Co. AB	1,792,120	15,282,471

TOTAL SWEDEN		146,464,438

Switzerland - 10.2%
Julius Baer Group Ltd.	280,176	18,299,201
Lonza Group AG	26,894	19,066,683
Nestle SA (Reg. S)	402,355	50,152,377
Roche Holding AG (participation certificate)	110,211	41,531,708
Sika AG	76,324	24,953,267
Sonova Holding AG Class B	54,454	20,480,942
Temenos Group AG	56,110	9,011,560
Zurich Insurance Group Ltd.	44,550	17,894,195

TOTAL SWITZERLAND		201,389,933

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	774,600	16,650,492
United Kingdom - 10.0%
Beazley PLC (a)	1,500,192	6,898,017
Compass Group PLC (a)	958,039	20,183,884
Cranswick PLC	150,352	8,256,882
Dechra Pharmaceuticals PLC	184,435	11,149,134
Diageo PLC	594,022	28,470,600
Diploma PLC	325,835	13,089,128
Dr. Martens Ltd. (a)	166,800	1,026,768
JTC PLC (b)	514,500	4,377,003
London Stock Exchange Group PLC	195,572	21,612,757
Mondi PLC	556,382	14,630,918
RELX PLC (London Stock Exchange)	777,348	20,635,112
Rentokil Initial PLC	2,408,289	16,490,361
Smith & Nephew PLC	612,736	13,288,552
St. James's Place Capital PLC	384,063	7,846,922
Volution Group PLC	1,474,697	8,537,184

TOTAL UNITED KINGDOM		196,493,222

United States of America - 6.1%
Ares Management Corp.	198,465	12,620,389
Boston Scientific Corp. (a)	207,955	8,892,156
CBRE Group, Inc. (a)	131,900	11,307,787
Equifax, Inc.	49,100	11,759,941
Fidelity National Information Services, Inc.	54,395	7,706,140
Global Payments, Inc.	54,587	10,237,246
Intercontinental Exchange, Inc.	108,851	12,920,614
Marsh & McLennan Companies, Inc.	119,976	16,878,224
Moody's Corp.	32,500	11,777,025
Roper Technologies, Inc.	33,409	15,708,912

TOTAL UNITED STATES OF AMERICA		119,808,434

TOTAL COMMON STOCKS
(Cost $1,254,350,564)		1,939,570,167

Nonconvertible Preferred Stocks - 0.1%
Sweden - 0.1%
Kry International AB Series E (c)
(Cost $1,550,731)	3,392	1,514,146

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.06% (d)
(Cost $25,109,366)	25,104,345	25,109,366
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,281,010,661)		1,966,193,679
NET OTHER ASSETS (LIABILITIES) - 0.4%		6,944,466
NET ASSETS - 100%		$1,973,138,145

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,505,518 or 3.3% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,499
Fidelity Securities Lending Cash Central Fund	20,534
Total	$25,033

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$15,666,388	$200,410,209	$190,967,231	$81	$(81)	$25,109,366	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	--	29,165,756	29,165,756	--	--	--	0.0%
Total	$15,666,388	$229,575,965	$220,132,987	$81	$(81)	$25,109,366

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$49,745,038	$49,745,038	$--	$--
Consumer Discretionary	187,676,475	52,662,129	135,014,346	--
Consumer Staples	156,455,175	77,832,198	78,622,977	--
Energy	11,081,083	11,081,083	--	--
Financials	336,303,962	210,469,488	125,834,474	--
Health Care	256,384,378	164,368,849	92,015,529	--
Industrials	432,898,688	363,313,852	69,584,836	--
Information Technology	368,338,091	287,574,558	79,000,464	1,763,069
Materials	99,047,786	79,689,142	19,358,644	--
Real Estate	18,936,681	18,936,681	--	--
Utilities	24,216,956	--	24,216,956	--
Money Market Funds	25,109,366	25,109,366	--	--
Total Investments in Securities:	$1,966,193,679	$1,340,782,384	$623,648,226	$1,763,069

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,255,901,295)	$1,941,084,313
Fidelity Central Funds (cost $25,109,366)	25,109,366
Total Investment in Securities (cost $1,281,010,661)		$1,966,193,679
Foreign currency held at value (cost $1,031,193)		1,025,083
Receivable for investments sold		2,305,805
Receivable for fund shares sold		4,923,537
Dividends receivable		4,487,053
Distributions receivable from Fidelity Central Funds		534
Other receivables		236,359
Total assets		1,979,172,050
Liabilities
Payable for investments purchased	$2,935,608
Payable for fund shares redeemed	843,870
Accrued management fee	1,060,453
Distribution and service plan fees payable	92,729
Other affiliated payables	206,381
Other payables and accrued expenses	894,864
Total liabilities		6,033,905
Net Assets		$1,973,138,145
Net Assets consist of:
Paid in capital		$1,221,224,225
Total accumulated earnings (loss)		751,913,920
Net Assets		$1,973,138,145
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($961,930,677 ÷ 33,929,532 shares)		$28.35
Service Class:
Net Asset Value, offering price and redemption price per share ($161,559,453 ÷ 5,729,467 shares)		$28.20
Service Class 2:
Net Asset Value, offering price and redemption price per share ($376,826,292 ÷ 13,452,717 shares)		$28.01
Investor Class:
Net Asset Value, offering price and redemption price per share ($472,821,723 ÷ 16,747,972 shares)		$28.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$19,610,101
Income from Fidelity Central Funds (including $20,534 from security lending)		25,033
Income before foreign taxes withheld		19,635,134
Less foreign taxes withheld		(2,472,379)
Total income		17,162,755
Expenses
Management fee	$6,054,588
Transfer agent fees	760,309
Distribution and service plan fees	530,607
Accounting fees	412,307
Custodian fees and expenses	114,936
Independent trustees' fees and expenses	3,082
Audit	33,366
Legal	2,906
Interest	265
Miscellaneous	4,886
Total expenses before reductions	7,917,252
Expense reductions	(186,892)
Total expenses after reductions		7,730,360
Net investment income (loss)		9,432,395
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,224,862
Fidelity Central Funds	81
Foreign currency transactions	61,921
Total net realized gain (loss)		62,286,864
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $104,780)	108,867,351
Fidelity Central Funds	(81)
Assets and liabilities in foreign currencies	(191,870)
Total change in net unrealized appreciation (depreciation)		108,675,400
Net gain (loss)		170,962,264
Net increase (decrease) in net assets resulting from operations		$180,394,659

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,432,395	$8,258,294
Net realized gain (loss)	62,286,864	56,354,927
Change in net unrealized appreciation (depreciation)	108,675,400	171,589,930
Net increase (decrease) in net assets resulting from operations	180,394,659	236,203,151
Distributions to shareholders	(54,413,450)	(13,279,212)
Share transactions - net increase (decrease)	50,905,236	(140,128,077)
Total increase (decrease) in net assets	176,886,445	82,795,862
Net Assets
Beginning of period	1,796,251,700	1,713,455,838
End of period	$1,973,138,145	$1,796,251,700

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Overseas Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.52	$23.13	$19.13	$22.87	$17.81	$19.08
Income from Investment Operations
Net investment income (loss)A	.15	.13	.40	.36	.31	.28
Net realized and unrealized gain (loss)	2.49	3.46	4.74	(3.75)	5.08	(1.25)
Total from investment operations	2.64	3.59	5.14	(3.39)	5.39	(.97)
Distributions from net investment income	–	(.10)	(.38)	(.35)	(.31)	(.27)
Distributions from net realized gain	(.81)	(.10)	(.77)	–	(.02)	(.03)
Total distributions	(.81)	(.20)	(1.14)B	(.35)	(.33)	(.30)
Net asset value, end of period	$28.35	$26.52	$23.13	$19.13	$22.87	$17.81
Total ReturnC,D,E	10.21%	15.61%	27.77%	(14.81)%	30.28%	(5.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.79%	.79%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.77%H	.79%	.79%	.79%	.80%	.80%
Expenses net of all reductions	.75%H	.77%	.78%	.78%	.78%	.80%
Net investment income (loss)	1.09%H	.59%	1.87%	1.59%	1.46%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$961,931	$872,019	$826,554	$662,011	$822,994	$702,946
Portfolio turnover rateI	30%H	47%	38%	40%	35%	102%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.40	$23.03	$19.05	$22.77	$17.74	$19.00
Income from Investment Operations
Net investment income (loss)A	.13	.11	.37	.33	.28	.27
Net realized and unrealized gain (loss)	2.48	3.44	4.73	(3.72)	5.05	(1.24)
Total from investment operations	2.61	3.55	5.10	(3.39)	5.33	(.97)
Distributions from net investment income	–	(.08)	(.36)	(.33)	(.28)	(.25)
Distributions from net realized gain	(.81)	(.10)	(.77)	–	(.02)	(.03)
Total distributions	(.81)	(.18)	(1.12)B	(.33)	(.30)	(.29)B
Net asset value, end of period	$28.20	$26.40	$23.03	$19.05	$22.77	$17.74
Total ReturnC,D,E	10.14%	15.49%	27.67%	(14.88)%	30.10%	(5.12)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.87%H	.89%	.89%	.89%	.90%	.90%
Expenses net of fee waivers, if any	.87%H	.89%	.89%	.89%	.90%	.90%
Expenses net of all reductions	.85%H	.87%	.88%	.88%	.88%	.90%
Net investment income (loss)	.99%H	.49%	1.77%	1.49%	1.36%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$161,559	$151,886	$134,648	$114,094	$141,047	$118,444
Portfolio turnover rateI	30%H	47%	38%	40%	35%	102%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.25	$22.90	$18.95	$22.66	$17.65	$18.92
Income from Investment Operations
Net investment income (loss)A	.11	.08	.34	.30	.25	.24
Net realized and unrealized gain (loss)	2.46	3.42	4.71	(3.71)	5.04	(1.25)
Total from investment operations	2.57	3.50	5.05	(3.41)	5.29	(1.01)
Distributions from net investment income	–	(.05)	(.33)	(.30)	(.26)	(.23)
Distributions from net realized gain	(.81)	(.10)	(.77)	–	(.02)	(.03)
Total distributions	(.81)	(.15)	(1.10)	(.30)	(.28)	(.26)
Net asset value, end of period	$28.01	$26.25	$22.90	$18.95	$22.66	$17.65
Total ReturnB,C,D	10.05%	15.33%	27.50%	(15.06)%	29.99%	(5.32)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.02%G	1.04%	1.04%	1.04%	1.05%	1.05%
Expenses net of fee waivers, if any	1.02%G	1.04%	1.04%	1.04%	1.05%	1.05%
Expenses net of all reductions	1.00%G	1.02%	1.03%	1.03%	1.03%	1.05%
Net investment income (loss)	.84%G	.34%	1.62%	1.34%	1.21%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$376,826	$352,459	$331,113	$291,392	$361,446	$302,443
Portfolio turnover rateH	30%G	47%	38%	40%	35%	102%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Overseas Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$26.42	$23.05	$19.06	$22.79	$17.75	$19.02
Income from Investment Operations
Net investment income (loss)A	.14	.11	.38	.34	.29	.27
Net realized and unrealized gain (loss)	2.48	3.44	4.74	(3.74)	5.06	(1.25)
Total from investment operations	2.62	3.55	5.12	(3.40)	5.35	(.98)
Distributions from net investment income	–	(.08)	(.36)	(.33)	(.29)	(.26)
Distributions from net realized gain	(.81)	(.10)	(.77)	–	(.02)	(.03)
Total distributions	(.81)	(.18)	(1.13)	(.33)	(.31)	(.29)
Net asset value, end of period	$28.23	$26.42	$23.05	$19.06	$22.79	$17.75
Total ReturnB,C,D	10.17%	15.49%	27.74%	(14.90)%	30.18%	(5.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.85%G	.87%	.87%	.87%	.88%	.88%
Expenses net of fee waivers, if any	.85%G	.86%	.87%	.87%	.88%	.88%
Expenses net of all reductions	.83%G	.85%	.86%	.86%	.86%	.88%
Net investment income (loss)	1.01%G	.51%	1.79%	1.51%	1.38%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$472,822	$419,888	$421,140	$340,705	$445,429	$303,787
Portfolio turnover rateH	30%G	47%	38%	40%	35%	102%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Overseas Portfolio	$22,051

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$705,095,095
Gross unrealized depreciation	(22,987,524)
Net unrealized appreciation (depreciation)	$682,107,571
Tax cost	$1,284,086,108

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Overseas Portfolio	276,791,778	293,368,016

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$78,372
Service Class 2	452,235
$530,607

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$287,718.06
Service Class	49,815.06
Service Class 2	114,980.06
Investor Class	307,796.14
	$760,309

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Overseas Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Overseas Portfolio	$366

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Overseas Portfolio	Borrower	$6,342,400.30%		$265

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP Overseas Portfolio	6,854,801	27,083,998

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. During the period, there were no borrowings on this line of credit.

Amount
VIP Overseas Portfolio	$1,764

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Overseas Portfolio	$2,204	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $184,592 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,300.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Overseas Portfolio
Distributions to shareholders
Initial Class	$26,294,128	$7,003,268
Service Class	4,635,902	1,056,975
Service Class 2	10,673,166	2,052,603
Investor Class	12,810,254	3,166,366
Total	$54,413,450	$13,279,212

10. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Overseas Portfolio
Initial Class
Shares sold	4,040,911	8,718,934	$110,274,499	$193,650,308
Reinvestment of distributions	1,007,824	288,231	26,294,128	7,003,268
Shares redeemed	(3,998,576)	(11,859,183)	(108,362,329)	(264,785,465)
Net increase (decrease)	1,050,159	(2,852,018)	$28,206,298	$(64,131,889)
Service Class
Shares sold	234,575	1,102,068	$6,252,206	$25,655,019
Reinvestment of distributions	178,579	43,826	4,635,902	1,056,975
Shares redeemed	(437,834)	(1,239,298)	(11,804,964)	(27,816,457)
Net increase (decrease)	(24,680)	(93,404)	$(916,856)	$(1,104,463)
Service Class 2
Shares sold	479,182	1,038,522	$12,791,207	$22,307,744
Reinvestment of distributions	413,528	86,431	10,673,166	2,052,604
Shares redeemed	(869,260)	(2,155,681)	(23,225,196)	(47,995,578)
Net increase (decrease)	23,450	(1,030,728)	$239,177	$(23,635,230)
Investor Class
Shares sold	1,725,307	3,078,543	$47,223,570	$66,853,744
Reinvestment of distributions	492,892	131,397	12,810,254	3,166,366
Shares redeemed	(1,360,926)	(5,591,632)	(36,657,207)	(121,276,605)
Net increase (decrease)	857,273	(2,381,692)	$23,376,617	$(51,256,495)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Overseas Portfolio	19%	1	15%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP: Overseas Portfolio	35%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Overseas Portfolio
Initial Class	.77%
Actual		$1,000.00	$1,102.10	$4.01
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Service Class	.87%
Actual		$1,000.00	$1,101.40	$4.53
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Service Class 2	1.02%
Actual		$1,000.00	$1,100.50	$5.31
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Investor Class	.85%
Actual		$1,000.00	$1,101.70	$4.43
Hypothetical-C		$1,000.00	$1,020.58	$4.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Overseas Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2020. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. Returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

VIP Overseas Portfolio

2020 Total Return % vs. Morningstar Foreign Large Blend and MSCI EAFE (Net MA):

75% beaten
25% beaten
Benchmark
Initial Class
Service Class 2
15.0
10.0
5.0
0.0
-5.0
12.7
12.4
6.8
0.7
-0.4
1 Year
20.0
15.0
10.0
5.0
0.0
-5.0
16.5
15.6
5.3
2.5
-1.9
3 Year
50.0
45.0
40.0
35.0
30.0
25.0
20.0
46.5
44.7
34.8
30.6
23.5
5 Year

% Beaten

	1 Year	3 Year	5 Year
Initial Class	94%	98%	95%
Service Class	94%	97%	94%
Service Class 2	94%	97%	93%
Investor Class	94%	97%	95%

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Overseas Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of a representative class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the Initial Class ranked below the SLTG competitive median and above the ASPG competitive median for the 12-month period ended September 30, 2020. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that the servicing component of the VIP universe differs by class for both VIP Fidelity and competitor classes and that the servicing component of Initial Class is split between the class-level and the annuity level whereas other competitor classes provide all servicing at the annuity level. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPOVRS-SANN-0821
1.705696.123

Fidelity® Variable Insurance Products:

Value Portfolio

Semi-Annual Report

June 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
The Travelers Companies, Inc.	2.2
Cigna Corp.	2.0
Exxon Mobil Corp.	1.9
Bristol-Myers Squibb Co.	1.9
Comcast Corp. Class A	1.9
AstraZeneca PLC sponsored ADR	1.9
Roche Holding AG (participation certificate)	1.9
Centene Corp.	1.9
Alphabet, Inc. Class A	1.7
Wells Fargo & Co.	1.5
18.8

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Financials	21.6
Health Care	14.0
Industrials	13.6
Communication Services	7.8
Consumer Discretionary	7.3

Asset Allocation (% of fund's net assets)

As of June 30, 2021 *
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 17.7%

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 0.5%
Liberty Global PLC Class C (a)	96,600	$2,612,064
Interactive Media & Services - 1.7%
Alphabet, Inc. Class A (a)	3,200	7,813,728
Media - 4.2%
Comcast Corp. Class A	154,600	8,815,292
Interpublic Group of Companies, Inc.	200,300	6,507,747
Nexstar Broadcasting Group, Inc. Class A	28,400	4,199,792
		19,522,831
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc.	44,590	6,457,970

TOTAL COMMUNICATION SERVICES		36,406,593

CONSUMER DISCRETIONARY - 7.3%
Distributors - 0.8%
LKQ Corp. (a)	75,200	3,701,344
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (a)	161,400	2,341,914
Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment, Inc. (a)	53,100	5,509,125
Household Durables - 2.1%
Mohawk Industries, Inc. (a)	27,000	5,189,130
PulteGroup, Inc.	86,800	4,736,676
		9,925,806
Internet & Direct Marketing Retail - 1.3%
eBay, Inc.	83,500	5,862,535
Specialty Retail - 1.4%
Gap, Inc.	126,000	4,239,900
Sally Beauty Holdings, Inc. (a)	100,400	2,215,828
		6,455,728

TOTAL CONSUMER DISCRETIONARY		33,796,452

CONSUMER STAPLES - 6.1%
Beverages - 1.0%
Primo Water Corp.	271,631	4,544,387
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	114,300	5,438,394
Food Products - 2.9%
Bunge Ltd.	46,200	3,610,530
Darling Ingredients, Inc. (a)	92,400	6,237,000
Nomad Foods Ltd. (a)	122,100	3,451,767
		13,299,297
Tobacco - 1.0%
Altria Group, Inc.	101,900	4,858,592

TOTAL CONSUMER STAPLES		28,140,670

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Canadian Natural Resources Ltd.	150,000	5,445,305
Cenovus Energy, Inc. (Canada)	271,618	2,598,733
Cheniere Energy, Inc. (a)	58,300	5,056,942
Exxon Mobil Corp.	143,100	9,026,748
Hess Corp.	56,300	4,916,116
		27,043,844
FINANCIALS - 21.6%
Banks - 2.8%
First Citizens Bancshares, Inc.	7,200	5,995,728
Wells Fargo & Co.	155,400	7,038,066
		13,033,794
Capital Markets - 5.2%
Ameriprise Financial, Inc.	23,600	5,873,568
Apollo Global Management LLC Class A	39,200	2,438,240
Bank of New York Mellon Corp.	92,200	4,723,406
Lazard Ltd. Class A	118,500	5,362,125
LPL Financial	41,600	5,615,168
		24,012,507
Consumer Finance - 5.0%
Capital One Financial Corp.	39,700	6,141,193
OneMain Holdings, Inc.	110,800	6,638,028
SLM Corp.	283,500	5,936,490
Synchrony Financial	94,600	4,589,992
		23,305,703
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	14,200	3,946,464
Voya Financial, Inc.	75,800	4,661,700
		8,608,164
Insurance - 6.7%
American Financial Group, Inc.	46,500	5,799,480
Assurant, Inc.	43,200	6,746,976
Fairfax Financial Holdings Ltd. (sub. vtg.)	9,100	3,990,610
Reinsurance Group of America, Inc.	35,600	4,058,400
The Travelers Companies, Inc.	69,500	10,404,844
		31,000,310

TOTAL FINANCIALS		99,960,478

HEALTH CARE - 14.0%
Biotechnology - 1.0%
AbbVie, Inc.	40,400	4,550,656
Health Care Providers & Services - 5.2%
Centene Corp. (a)	117,800	8,591,154
Cigna Corp.	39,500	9,364,265
Laboratory Corp. of America Holdings (a)	21,900	6,041,115
		23,996,534
Pharmaceuticals - 7.8%
AstraZeneca PLC sponsored ADR (b)	146,800	8,793,320
Bristol-Myers Squibb Co.	133,700	8,933,834
Jazz Pharmaceuticals PLC (a)	24,574	4,365,325
Roche Holding AG (participation certificate)	22,964	8,653,711
Sanofi SA sponsored ADR	106,300	5,597,758
		36,343,948

TOTAL HEALTH CARE		64,891,138

INDUSTRIALS - 13.6%
Aerospace & Defense - 0.7%
Curtiss-Wright Corp.	28,900	3,432,164
Air Freight & Logistics - 1.7%
FedEx Corp.	15,300	4,564,449
XPO Logistics, Inc. (a)	23,100	3,231,459
		7,795,908
Building Products - 1.9%
Builders FirstSource, Inc. (a)	103,393	4,410,745
Jeld-Wen Holding, Inc. (a)	163,800	4,301,388
		8,712,133
Commercial Services & Supplies - 0.8%
The Brink's Co.	48,500	3,726,740
Construction & Engineering - 0.9%
Willscot Mobile Mini Holdings (a)	153,000	4,264,110
Machinery - 1.5%
Allison Transmission Holdings, Inc.	70,600	2,805,644
Crane Co.	3,000	277,110
Stanley Black & Decker, Inc.	19,300	3,956,307
		7,039,061
Marine - 0.8%
Kirby Corp. (a)	57,764	3,502,809
Professional Services - 2.3%
KBR, Inc.	77,100	2,941,365
Manpower, Inc.	28,900	3,436,499
Nielsen Holdings PLC	167,100	4,122,357
		10,500,221
Road & Rail - 0.7%
Ryder System, Inc.	44,800	3,329,984
Trading Companies & Distributors - 2.3%
AerCap Holdings NV (a)	56,700	2,903,607
Beacon Roofing Supply, Inc. (a)	68,300	3,636,975
Univar, Inc. (a)	171,000	4,168,980
		10,709,562

TOTAL INDUSTRIALS		63,012,692

INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.5%
Plantronics, Inc. (a)	58,475	2,440,162
Electronic Equipment & Components - 1.2%
Flex Ltd. (a)	316,700	5,659,429
IT Services - 2.6%
Concentrix Corp. (a)	27,400	4,405,920
DXC Technology Co. (a)	115,100	4,481,994
Rackspace Technology, Inc. (a)(b)	164,100	3,218,001
		12,105,915
Software - 1.5%
SS&C Technologies Holdings, Inc.	95,500	6,881,730

TOTAL INFORMATION TECHNOLOGY		27,087,236

MATERIALS - 5.0%
Chemicals - 1.9%
Olin Corp.	134,261	6,210,914
Tronox Holdings PLC	127,000	2,844,800
		9,055,714
Containers & Packaging - 1.8%
Berry Global Group, Inc. (a)	53,800	3,508,836
Crown Holdings, Inc.	37,809	3,864,458
WestRock Co.	15,101	803,675
		8,176,969
Metals & Mining - 1.3%
Arconic Corp. (a)	75,700	2,696,434
BHP Group Ltd. sponsored ADR (b)	47,700	3,473,991
		6,170,425

TOTAL MATERIALS		23,403,108

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Alexandria Real Estate Equities, Inc.	21,400	3,893,516
American Tower Corp.	10,000	2,701,400
Americold Realty Trust	113,600	4,299,760
CubeSmart	93,918	4,350,282
Digital Realty Trust, Inc.	27,300	4,107,558
Equity Lifestyle Properties, Inc.	76,900	5,714,439
		25,066,955
Real Estate Management & Development - 0.9%
Cushman & Wakefield PLC (a)	240,500	4,201,535

TOTAL REAL ESTATE		29,268,490

UTILITIES - 6.0%
Electric Utilities - 2.7%
Edison International	83,800	4,845,316
NRG Energy, Inc.	67,900	2,736,370
PG&E Corp. (a)	463,400	4,712,778
		12,294,464
Independent Power and Renewable Electricity Producers - 1.4%
The AES Corp.	160,600	4,186,842
Vistra Corp.	127,000	2,355,850
		6,542,692
Multi-Utilities - 1.9%
CenterPoint Energy, Inc.	151,600	3,717,232
MDU Resources Group, Inc.	161,300	5,055,142
		8,772,374

TOTAL UTILITIES		27,609,530

TOTAL COMMON STOCKS
(Cost $358,461,410)		460,620,231

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.06% (c)	2,955,999	2,956,590
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	8,560,000	8,560,856
TOTAL MONEY MARKET FUNDS
(Cost $11,517,446)		11,517,446
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $369,978,856)		472,137,677
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(8,326,702)
NET ASSETS - 100%		$463,810,975

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,189
Fidelity Securities Lending Cash Central Fund	10,948
Total	$13,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$4,757,819	$82,469,419	$84,270,695	$47	$--	$2,956,590	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,261,756	27,791,091	23,491,991	--	--	8,560,856	0.0%
Total	$9,019,575	$110,260,510	$107,762,686	$47	$--	$11,517,446

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$36,406,593	$36,406,593	$--	$--
Consumer Discretionary	33,796,452	33,796,452	--	--
Consumer Staples	28,140,670	28,140,670	--	--
Energy	27,043,844	27,043,844	--	--
Financials	99,960,478	99,960,478	--	--
Health Care	64,891,138	56,237,427	8,653,711	--
Industrials	63,012,692	63,012,692	--	--
Information Technology	27,087,236	27,087,236	--	--
Materials	23,403,108	23,403,108	--	--
Real Estate	29,268,490	29,268,490	--	--
Utilities	27,609,530	27,609,530	--	--
Money Market Funds	11,517,446	11,517,446	--	--
Total Investments in Securities:	$472,137,677	$463,483,966	$8,653,711	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.3%
United Kingdom	4.8%
Canada	3.7%
Bermuda	2.0%
Switzerland	1.9%
Singapore	1.2%
France	1.2%
Others (Individually Less Than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,338,628) — See accompanying schedule: Unaffiliated issuers (cost $358,461,410)	$460,620,231
Fidelity Central Funds (cost $11,517,446)	11,517,446
Total Investment in Securities (cost $369,978,856)		$472,137,677
Cash		138,408
Foreign currency held at value (cost $3,280)		3,276
Receivable for investments sold		4,691,000
Receivable for fund shares sold		649,096
Dividends receivable		495,989
Distributions receivable from Fidelity Central Funds		3,614
Other receivables		13,391
Total assets		478,132,451
Liabilities
Payable for investments purchased	$4,851,130
Payable for fund shares redeemed	608,870
Accrued management fee	203,755
Distribution and service plan fees payable	4,788
Other affiliated payables	58,331
Other payables and accrued expenses	33,902
Collateral on securities loaned	8,560,700
Total liabilities		14,321,476
Net Assets		$463,810,975
Net Assets consist of:
Paid in capital		$323,158,579
Total accumulated earnings (loss)		140,652,396
Net Assets		$463,810,975
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($154,751,188 ÷ 7,933,833 shares)		$19.51
Service Class:
Net Asset Value, offering price and redemption price per share ($335,695 ÷ 17,216 shares)		$19.50
Service Class 2:
Net Asset Value, offering price and redemption price per share ($23,521,340 ÷ 1,227,105 shares)		$19.17
Investor Class:
Net Asset Value, offering price and redemption price per share ($285,202,752 ÷ 14,658,904 shares)		$19.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2021 (Unaudited)
Investment Income
Dividends		$3,981,456
Income from Fidelity Central Funds (including $10,948 from security lending)		13,137
Total income		3,994,593
Expenses
Management fee	$1,058,912
Transfer agent fees	219,816
Distribution and service plan fees	21,288
Accounting fees	78,312
Custodian fees and expenses	8,886
Independent trustees' fees and expenses	631
Audit	26,658
Legal	2,627
Interest	63
Miscellaneous	698
Total expenses before reductions	1,417,891
Expense reductions	(29,448)
Total expenses after reductions		1,388,443
Net investment income (loss)		2,606,150
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,400,972
Fidelity Central Funds	47
Foreign currency transactions	(8,678)
Total net realized gain (loss)		43,392,341
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	30,058,822
Assets and liabilities in foreign currencies	(5,097)
Total change in net unrealized appreciation (depreciation)		30,053,725
Net gain (loss)		73,446,066
Net increase (decrease) in net assets resulting from operations		$76,052,216

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2021 (Unaudited)	Year ended December 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,606,150	$3,991,075
Net realized gain (loss)	43,392,341	(7,235,446)
Change in net unrealized appreciation (depreciation)	30,053,725	23,899,052
Net increase (decrease) in net assets resulting from operations	76,052,216	20,654,681
Distributions to shareholders	(810,201)	(15,636,335)
Share transactions - net increase (decrease)	56,823,268	2,891,924
Total increase (decrease) in net assets	132,065,283	7,910,270
Net Assets
Beginning of period	331,745,692	323,835,422
End of period	$463,810,975	$331,745,692

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Value Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.96	$15.78	$13.08	$16.36	$14.74	$13.36
Income from Investment Operations
Net investment income (loss)A	.12	.19	.26	.21	.21B	.18
Net realized and unrealized gain (loss)	3.47	.75	3.74	(2.41)	2.07	1.43
Total from investment operations	3.59	.94	4.00	(2.20)	2.28	1.61
Distributions from net investment income	(.04)	(.20)	(.27)	(.18)	(.21)	(.15)
Distributions from net realized gain	–	(.56)	(1.03)	(.90)	(.45)	(.07)
Total distributions	(.04)	(.76)	(1.30)	(1.08)	(.66)	(.23)C
Net asset value, end of period	$19.51	$15.96	$15.78	$13.08	$16.36	$14.74
Total ReturnD,E,F	22.53%	6.33%	32.13%	(13.84)%	15.58%	12.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.67%	.67%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.65%I	.67%	.67%	.67%	.68%	.69%
Expenses net of all reductions	.63%I	.65%	.66%	.66%	.67%	.69%
Net investment income (loss)	1.35%I	1.48%	1.78%	1.36%	1.34%B	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$154,751	$131,037	$116,401	$110,203	$130,365	$126,526
Portfolio turnover rateJ	94%I	81%	67%	64%	55%	63%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.09%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.96	$15.78	$13.08	$16.36	$14.73	$13.36
Income from Investment Operations
Net investment income (loss)A	.11	.18	.24	.20	.19B	.17
Net realized and unrealized gain (loss)	3.47	.75	3.75	(2.42)	2.08	1.41
Total from investment operations	3.58	.93	3.99	(2.22)	2.27	1.58
Distributions from net investment income	(.04)	(.19)	(.25)	(.15)	(.20)	(.14)
Distributions from net realized gain	–	(.56)	(1.03)	(.90)	(.45)	(.07)
Total distributions	(.04)	(.75)	(1.29)C	(1.06)C	(.64)C	(.21)
Net asset value, end of period	$19.50	$15.96	$15.78	$13.08	$16.36	$14.73
Total ReturnD,E,F	22.45%	6.23%	32.01%	(13.97)%	15.53%	11.90%
Ratios to Average Net AssetsG,H
Expenses before reductions	.75%I	.77%	.77%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.75%I	.77%	.77%	.77%	.78%	.79%
Expenses net of all reductions	.73%I	.75%	.76%	.76%	.77%	.79%
Net investment income (loss)	1.25%I	1.38%	1.68%	1.26%	1.24%B	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$336	$275	$270	$233	$368	$400
Portfolio turnover rateJ	94%I	81%	67%	64%	55%	63%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.70	$15.55	$12.91	$16.15	$14.55	$13.21
Income from Investment Operations
Net investment income (loss)A	.10	.16	.22	.17	.17B	.15
Net realized and unrealized gain (loss)	3.41	.72	3.68	(2.37)	2.05	1.39
Total from investment operations	3.51	.88	3.90	(2.20)	2.22	1.54
Distributions from net investment income	(.04)	(.17)	(.23)	(.14)	(.17)	(.13)
Distributions from net realized gain	–	(.56)	(1.03)	(.90)	(.45)	(.07)
Total distributions	(.04)	(.73)	(1.26)	(1.04)	(.62)	(.20)
Net asset value, end of period	$19.17	$15.70	$15.55	$12.91	$16.15	$14.55
Total ReturnC,D,E	22.36%	6.02%	31.77%	(14.02)%	15.36%	11.71%
Ratios to Average Net AssetsF,G
Expenses before reductions	.89%H	.92%	.92%	.92%	.93%	.94%
Expenses net of fee waivers, if any	.89%H	.92%	.92%	.92%	.93%	.94%
Expenses net of all reductions	.88%H	.91%	.91%	.91%	.92%	.94%
Net investment income (loss)	1.10%H	1.22%	1.53%	1.11%	1.09%B	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$23,521	$10,204	$9,262	$7,764	$9,474	$9,050
Portfolio turnover rateI	94%H	81%	67%	64%	55%	63%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .84%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Value Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.92	$15.75	$13.06	$16.33	$14.71	$13.35
Income from Investment Operations
Net investment income (loss)A	.12	.18	.25	.20	.20B	.17
Net realized and unrealized gain (loss)	3.46	.74	3.73	(2.40)	2.07	1.41
Total from investment operations	3.58	.92	3.98	(2.20)	2.27	1.58
Distributions from net investment income	(.04)	(.19)	(.26)	(.16)	(.20)	(.14)
Distributions from net realized gain	–	(.56)	(1.03)	(.90)	(.45)	(.07)
Total distributions	(.04)	(.75)	(1.29)	(1.07)C	(.65)	(.22)C
Net asset value, end of period	$19.46	$15.92	$15.75	$13.06	$16.33	$14.71
Total ReturnD,E,F	22.51%	6.20%	32.01%	(13.88)%	15.52%	11.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	.72%I	.74%	.75%	.75%	.76%	.77%
Expenses net of fee waivers, if any	.72%I	.74%	.75%	.75%	.76%	.77%
Expenses net of all reductions	.71%I	.73%	.74%	.74%	.75%	.77%
Net investment income (loss)	1.27%I	1.40%	1.70%	1.28%	1.26%B	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$285,203	$190,229	$197,903	$170,228	$204,443	$194,723
Portfolio turnover rateJ	94%I	81%	67%	64%	55%	63%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.01%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2021

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$106,081,958
Gross unrealized depreciation	(4,896,796)
Net unrealized appreciation (depreciation)	$101,185,162
Tax cost	$370,952,515

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(5,257,157)
Total capital loss carryforward	$(5,257,157)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Portfolio	240,993,210	182,467,500

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$157
Service Class 2	21,131
$21,288

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$46,471.06
Service Class	100.06
Service Class 2	5,384.06
Investor Class	167,861.14
	$219,816

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Value Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Value Portfolio	$3,223

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
VIP Value Portfolio	Borrower	$7,030,000.33%		$63

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Portfolio	29,730,506	21,992,332

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Value Portfolio	$335

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Value Portfolio	$1,183	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $28,960 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $488.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Value Portfolio
Distributions to shareholders
Initial Class	$326,101	$5,859,642
Service Class	638	12,774
Service Class 2	27,235	470,255
Investor Class	456,227	9,293,664
Total	$810,201	$15,636,335

10. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2021	Year ended December 31, 2020	Six months ended June 30, 2021	Year ended December 31, 2020
VIP Value Portfolio
Initial Class
Shares sold	1,553,885	4,872,716	$28,198,153	$60,054,538
Reinvestment of distributions	19,469	392,086	326,101	5,859,642
Shares redeemed	(1,852,433)	(4,427,348)	(33,302,445)	(58,181,101)
Net increase (decrease)	(279,079)	837,454	$(4,778,191)	$7,733,079
Service Class
Shares sold	–	–	$–	$4
Reinvestment of distributions	28	626	468	9,347
Shares redeemed	(63)	(507)	(1,141)	(7,216)
Net increase (decrease)	(35)	119	$(673)	$2,135
Service Class 2
Shares sold	713,645	383,884	$12,900,262	$5,144,631
Reinvestment of distributions	1,653	31,997	27,235	470,255
Shares redeemed	(138,298)	(361,517)	(2,451,465)	(4,497,700)
Net increase (decrease)	577,000	54,364	$10,476,032	$1,117,186
Investor Class
Shares sold	3,799,321	3,064,439	$70,722,091	$38,637,975
Reinvestment of distributions	27,303	623,605	456,227	9,293,664
Shares redeemed	(1,116,820)	(4,304,233)	(20,052,218)	(53,892,115)
Net increase (decrease)	2,709,804	(616,189)	$51,126,100	$(5,960,476)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP: Value Portfolio	58%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP: Value Portfolio	35%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
VIP Value Portfolio
Initial Class	.65%
Actual		$1,000.00	$1,225.30	$3.59
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Service Class	.75%
Actual		$1,000.00	$1,224.50	$4.14
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Service Class 2.89%
Actual		$1,000.00	$1,223.60	$4.91
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Investor Class	.72%
Actual		$1,000.00	$1,225.10	$3.97
Hypothetical-C		$1,000.00	$1,021.22	$3.61

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Value Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

VIP Value Portfolio

The Board considered the fund's underperformance for different time periods ended September 30, 2020 (which periods are reflected in the chart above). The Board noted that the fund's underperformance has continued since the Board approved the management contract in January 2019 and January 2020. The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance. For a fund with underperformance over longer periods of time, the Board typically monitors the fund's performance more closely.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

VIP Value Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of Initial Class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPVAL-SANN-0821
1.761034.120

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021